Personal Annuity Select
                        Stock Index Account

                        1999 Annual Report

                        TIAA-CREF Life Funds-Stock Index Fund

                        Audited financial statements
                        including statement of investments

                        December 31, 1999

[TIAA CREF LOGO]

Dear Personal Annuity Select investor:

We are pleased to send you the first annual report for the TIAA-CREF Life Funds--Stock Index Fund, the underlying fund of the Personal Annuity Select Stock Index Account. You can use this report to learn more about your Personal Annuity Select investment, since the overall performance of the Stock Index Account option depends on the investment experience of the fund.

It has been an exciting first year for the Personal Annuity Select. We launched this new TIAA-CREF Life product in January 1999 as a natural extension of our low-cost annuities that had previously been available only to the education and research communities. By the end of 1999, Personal Annuity Select, including its fixed account option, had attracted $59.4 million in premiums to 1,889 Personal Annuity Select contracts, for a total of $61.6 million in assets under management. The total return for the Personal Annuity Select Stock Index Account in 1999 was 20.91 percent. Of course, past performance does not guarantee future results.

Even with this impressive start, we are pleased to announce that later this year we plan to enhance our Personal Annuity Select product by offering a wider range of investment choices. These new options will include Growth Equity, Growth & Income, International Equity and Social Choice Equity accounts, as well as variable payout options.

With the Personal Annuity Select, we are continuing our TIAA-CREF commitment to provide products providing our solid investment management expertise and some of the lowest expenses in the annuity industry.

                                  /s/ John J. McCormack
                                      John J. McCormack
                                      President,
                                      TIAA-CREF Enterprises, Inc.

Personal Annuity Select

CONTENTS

TIAA-CREF LIFE FUNDS

 3  Performance Report of the
    Stock Index Fund
 4  Statement of Investments
19  Report of Management Responsibility
20  Report of Independent Auditors
21  Statement of Assets and Liabilities
22  Statement of Operations
23  Statements of Changes in Net Assets
24  Financial Highlights
25  Notes to Financial Statements

STOCK INDEX ACCOUNT

27  Stock Index Account Summary
    Financial Information (unaudited)

The Investment Company Act of 1940 requires TIAA-CREF Life Personal Annuity Select Separate Account to provide its contractowners with this annual report to report on the financial condition and portfolio holdings of the fund in which it invests. A semi-annual report will also be provided each year towards the end of August.

A note about the report's format

While most of this report discusses fund performance, the table below presents a summary of the Stock Index Account's returns to give you a more complete picture of performance under your Personal Annuity Select contract. These returns reflect the performance of the underlying fund after deductions for investment management charges, as well as mortality and risk expenses, and administrative charges. This is why the return below is slightly less than the return of the underlying fund reported on page 3. You can find additional summary financial information for the Stock Index Account (TIAA-CREF Life Separate Account VA-1) on page 27.

Stock Index Account
AS OF 12/31/99

Performance at a Glance
Net Assets (millions)         $22.8
-----------------------------------
Annual Expense Charge(1)      0.37%
-----------------------------------
Cumulative Rate of Total
Return (Since Launch 1/4/99) 20.91%
-----------------------------------
Accumulation Unit Value      $31.55
-----------------------------------

1  Annual expenses reflect 0.30 percent charged by the VA-1 Separate Account and
   0.07 percent charged by the underlying fund. A portion of the investment advisory expense charge and certain separate account charges have been waived for the Personal Annuity Select Stock Index Account. If the full 1.50 percent of fees were applied, the total investment return would be lower.

2  TIAA-CREF Personal Annuity Select 1999 Annual Report

TIAA-CREF Life Funds--Stock Index Fund

Investment Objective

The Stock Index Fund seeks to achieve favorable long-term returns through capital appreciation and investment income, primarily from a broadly diversified portfolio of common stocks.

Portfolio Profile

o  Tracks the overall market for common stocks publicly traded in the U.S.

o  Benchmarked to the Russell 3000(R) Index.

o Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000(R) Index without actually investing in all 3000 stocks in the index.

Performance in 1999

Since its launch on January 4, 1999, the TIAA-CREF Life Funds-Stock Index Fund posted a return of 21.20 percent, exceeding its benchmark the Russell 3000(R) which showed a return of 20.90 percent.

The fund outperformed the index because we slightly overweighted its holdings of large-cap stocks (companies capitalized at $1 billion or more) in the early part of the year, when large-caps performed well. As the year progressed and the fund grew, the portfolio moved toward a more neutral position relative to large caps, to benefit from the initial gains and be less exposed to the relative performance of large stocks versus the market. As the portfolio grows in size, we would expect the returns to move toward those of the benchmark. (There can, of course, be no guarantees that the performance of the portfolio will match or exceed that of the benchmark.)

Despite steadily rising interest rates and concern over possible Y2K problems, the U.S. equities market experienced a strong upsurge, particularly in the final quarter of 1999, achieving an unprecedented fifth consecutive year of returns of 20 percent or more. Growth stocks, especially those related to technology in general and the Internet phenomenon in particular, showed the strongest gains. However, stocks associated with an "old" economy, even those with growth characteristics such as health care, largely failed to participate in the market upswing.

$10,000 over Life of Fund


Initial Investment Value:    $10,000



            TIAA-CREF Life        Russell
           Stock Index Fund     3000 Index
               Monthly            Monthly
           ----------------     ----------
Jan-99         $10,000           $10,000

Jan-99         $10,380           $10,340
Feb-99         $10,035            $9,973
Mar-99         $10,392           $10,339
Apr-99         $10,845           $10,806
May-99         $10,626           $10,601
Jun-99         $11,175           $11,136
Jul-99         $10,848           $10,799
Aug-99         $10,741           $10,676
Sep-99         $10,461           $10,403
Oct-99         $11,098           $11,056
Nov-99         $11,401           $11,365
Dec-99         $12,120           $12,090

Ten Largest Holdings as of 12/31/99

Company                                 Shares     Market Value
General Electric Co                     13,500     $2,089,125
-------------------------------------------------------------
Microsoft Corp                          15,500      1,809,625
-------------------------------------------------------------
Cisco Systems, Inc                      13,300      1,424,762
-------------------------------------------------------------
Exxon Mobil Corp                        14,364      1,157,199
-------------------------------------------------------------
Intel Corp                              13,700      1,127,681
-------------------------------------------------------------
Lucent Technologies, Inc                12,672        948,024
-------------------------------------------------------------
International Business Machines Corp     7,300        788,400
-------------------------------------------------------------
Citigroup, Inc                          14,150        786,209
-------------------------------------------------------------
Wal-Mart Stores, Inc                    11,200        774,200
-------------------------------------------------------------
America Online, Inc                      9,000        678,937
-------------------------------------------------------------

Fund Management

Quantitative Portfolio Management Group,
Teachers Advisors

The Stock Index Fund of the TIAA-CREF Life Funds is managed by Teachers Advisors, Inc.'s quantitative portfolio management group, whose members are jointly responsible for the day-to-day management of the Fund.

Performance at a Glance
AS OF 12/31/99

                             Cumulative Rates
                             of Total Return(1)        Expense      Net Assets
                         1 year     since launch(2)    Ratio(3)    in millions
Stock Index Fund          21.20%       21.20%          0.07%        $54.34
Russell 3000(R)Index      20.90        20.90            --            --

1 Past performance shouldn't be taken as a guarantee of the same future rates of return from the Stock Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2  Launch date of the Stock Index Fund was 1/4/99.

3 Although Teachers Advisors, Inc., the Stock Index Fund's investment adviser, is entitled to an annual fee of 0.30% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee.

                          TIAA-CREF Personal Annuity Select 1999 Annual Report 3

                              TIAA-CREF LIFE FUNDS
                   STATEMENT OF INVESTMENTS--STOCK INDEX FUND
                                DECEMBER 31, 1999

                               SUMMARY BY INDUSTRY

                                                         VALUE             %
                                                      -----------        -----
COMMON STOCK
  AMUSEMENT AND RECREATION SERVICES ..........        $    39,764         0.07%
  APPAREL AND ACCESSORY STORES ...............            252,459         0.47
  APPAREL AND OTHER TEXTILE PRODUCTS .........             42,067         0.08
  AUTO REPAIR, SERVICES AND PARKING ..........             37,991         0.07
  AUTOMOTIVE DEALERS AND SERVICE STATIONS                  32,037         0.06
  BUILDING MATERIALS AND GARDEN SUPPLIES .....            722,954         1.33
  BUSINESS SERVICES ..........................          6,578,154        12.11
  CHEMICALS AND ALLIED PRODUCTS ..............          5,824,949        10.72
  COMMUNICATIONS .............................          6,521,381        12.00
  DEPOSITORY INSTITUTIONS ....................          3,213,418         5.91
  EATING AND DRINKING PLACES .................            336,831         0.62
  EDUCATIONAL SERVICES .......................             14,262         0.03
  ELECTRIC, GAS, AND SANITARY SERVICES .......          1,380,599         2.54
  ELECTRONIC AND OTHER ELECTRIC EQUIPMENT               6,206,566        11.42
  ENGINEERING AND MANAGEMENT SERVICES ........             72,157         0.13
  FABRICATED METAL PRODUCTS ..................            328,534         0.61
  FOOD AND KINDRED PRODUCTS ..................          1,605,283         2.95
  FOOD STORES ................................            236,002         0.43
  FORESTRY ...................................              4,925         0.01
  FURNITURE AND FIXTURES .....................             97,985         0.18
  FURNITURE AND HOMEFURNISHINGS STORES .......            131,791         0.24
  GENERAL BUILDING CONTRACTORS ...............             22,768         0.04
  GENERAL MERCHANDISE STORES .................          1,282,205         2.36
  HEALTH SERVICES ............................            183,213         0.34
  HEAVY CONSTRUCTION, EXCEPT BUILDING ........             45,431         0.08
  HOLDING AND OTHER INVESTMENT OFFICES .......            396,843         0.73
  HOTELS AND OTHER LODGING PLACES ............             64,973         0.12
  INDUSTRIAL MACHINERY AND EQUIPMENT .........          4,924,466         9.06
  INSTRUMENTS AND RELATED PRODUCTS ...........          1,009,988         1.86
  INSURANCE AGENTS, BROKERS AND SERVICE ......             90,167         0.17
  INSURANCE CARRIERS .........................          2,328,992         4.29
  LEATHER AND LEATHER PRODUCTS ...............              5,287         0.01
  LUMBER AND WOOD PRODUCTS ...................            133,887         0.25
  METAL MINING ...............................             61,806         0.11
  MISCELLANEOUS MANUFACTURING
   INDUSTRIES ................................            224,954         0.41
  MISCELLANEOUS RETAIL .......................            396,863         0.73
  MOTION PICTURES ............................            612,854         1.13

                                                         VALUE             %
                                                      -----------        -----
  NONDEPOSITORY INSTITUTIONS .................        $   973,812         1.79%
  NONMETALLIC MINERALS, EXCEPT FUELS .........             21,868         0.04
  OIL AND GAS EXTRACTION .....................            393,035         0.72
  PAPER AND ALLIED PRODUCTS ..................            431,747         0.80
  PERSONAL SERVICES ..........................             32,186         0.06
  PETROLEUM AND COAL PRODUCTS ................          1,902,100         3.50
  PRIMARY METAL INDUSTRIES ...................            228,422         0.42
  PRINTING AND PUBLISHING ....................            436,305         0.80
  RAILROAD TRANSPORTATION ....................            176,049         0.32
  REAL ESTATE ................................              9,893         0.02
  RUBBER AND MISCELLANEOUS PLASTIC
   PRODUCTS ..................................            201,197         0.37
  SECURITY AND COMMODITY BROKERS .............            795,453         1.46
  SOCIAL SERVICES ............................              9,450         0.02
  SPECIAL TRADE CONTRACTORS ..................              5,650         0.01
  STONE, CLAY, AND GLASS PRODUCTS ............            187,822         0.35
  TEXTILE MILL PRODUCTS ......................             18,356         0.03
  TOBACCO PRODUCTS ...........................            251,905         0.46
  TRANSPORTATION BY AIR ......................            195,333         0.36
  TRANSPORTATION EQUIPMENT ...................          1,365,552         2.51
  TRANSPORTATION SERVICES ....................             43,574         0.08
  TRUCKING AND WAREHOUSING ...................             43,542         0.08
  WATER TRANSPORTATION .......................             26,162         0.05
  WHOLESALE TRADE-DURABLE GOODS ..............            112,707         0.21
  WHOLESALE TRADE-NONDURABLE GOODS ...........            261,193         0.48
                                                      -----------       ------
 TOTAL COMMON STOCK
  (Cost $45,758,818) .........................         53,588,119        98.61
                                                      -----------       ------
 SHORT TERM INVESTMENTS
 U.S. GOVERNMENT AND AGENCIES ................            682,718         1.26
                                                      -----------       ------
 TOTAL SHORT TERM INVESTMENTS
  (Cost $682,718) ............................            682,718         1.26
                                                      -----------       ------
 TOTAL PORTFOLIO
  (Cost $46,441,536) .........................         54,270,837        99.87
 OTHER ASSETS & LIABILITIES, NET .............             69,824         0.13
                                                      -----------       ------
 NET ASSETS ..................................        $54,340,661       100.00%
                                                      ===========       ======

4                             See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                   STATEMENT OF INVESTMENTS--STOCK INDEX FUND
                                DECEMBER 31, 1999

  SHARES                                                       VALUE
  ------                                                   ------------
COMMON STOCK--98.61%
 AMUSEMENT AND RECREATION SERVICES--0.07%
     100   * ANCHOR GAMING CO ..........................   $      4,343
     100   * ARGOSY GAMING CORP ........................          1,556
     700   * BOYD GAMING CORP ..........................          4,068
     500   * HARRAH'S ENTERTAINMENT, INC ...............         13,218
     100   * HOLLYWOOD PARK, INC .......................          2,243
     700   * MIRAGE RESORTS, INC .......................         10,718
     100   * SFX ENTERTAINMENT, INC (CLASS A) ..........          3,618
                                                           ------------
                                                                 39,764
                                                           ------------
 APPAREL AND ACCESSORY STORES--0.47%
     700   * ABERCROMBIE & FITCH CO (CLASS A) ..........         18,681
     100   * AMERICAN EAGLE OUTFITTERS, INC ............          4,500
     100   * ANN TAYLOR STORES CORP ....................          3,443
     400     BURLINGTON COAT FACTORY WAREHOUSE
             CORP ......................................          5,550
     100     CATO CORP (CLASS A) .......................          1,262
     200     CLAIRE'S STORES, INC ......................          4,475
     300     DEB SHOPS, INC ............................          5,550
     200   * FOOTSTAR, INC .............................          6,100
   2,450     GAP, INC ..................................        112,700
     600   * GENESCO, INC ..............................          7,800
     400   * GYMBOREE CORP .............................          2,250
     474     LIMITED, INC ..............................         20,530
     200   * MEN'S WEARHOUSE, INC ......................          5,875
     200     NORDSTROM, INC ............................          5,237
     100   * PACIFIC SUNWEAR CALIFORNIA, INC ...........          3,187
     200   * PAYLESS SHOESOURCE, INC ...................          9,400
     700     ROSS STORES, INC ..........................         12,556
     200   * SHOE CARNIVAL, INC ........................          2,012
   1,000     TJX COS, INC ..............................         20,437
      53   * TOO, INC ..................................            914
                                                           ------------
                                                                252,459
                                                           ------------
 APPAREL AND OTHER TEXTILE PRODUCTS--0.08%
     450   * JONES APPAREL GROUP, INC ..................         12,206
     200     LIZ CLAIBORNE, INC ........................          7,525
     300     OSHKOSH B'GOSH, INC (CLASS A) .............          6,318
     400     PHILLIPS VAN HEUSEN CORP ..................          3,325
     300     VF CORP ...................................          9,000
     300     WARNACO GROUP, INC (CLASS A) ..............          3,693
                                                           ------------
                                                                 42,067
                                                           ------------
 AUTO REPAIR, SERVICES AND PARKING--0.07%
     100   * AUTOWEB.COM, INC ..........................          1,087
     200   * AVIS RENT A CAR, INC ......................          5,112
     200   * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC ......          4,787
     100     HERTZ CORP (CLASS A) ......................          5,012
     900     RYDER SYSTEM, INC .........................         21,993
                                                           ------------
                                                                 37,991
                                                           ------------
 AUTOMOTIVE DEALERS AND SERVICE STATIONS--0.06%
   1,000   * AUTONATION, INC ...........................          9,250
     600   * AUTOZONE, INC .............................         19,387
     100   * CSK AUTO CORP .............................          1,750
     200   * WEST MARINE, INC ..........................          1,650
                                                           ------------
                                                                 32,037
                                                           ------------
 BUILDING MATERIALS AND GARDEN SUPPLIES--1.33%
   9,300     HOME DEPOT, INC ...........................        637,631
   1,428     LOWES COS, INC ............................         85,323
                                                           ------------
                                                                722,954
                                                           ------------
 BUSINESS SERVICES--12.11%
     100   * 24/7 MEDIA, INC ...........................          5,625
     200     AARON RENTS, INC ..........................          3,550

  SHARES                                                       VALUE
  ------                                                   ------------
     100   * ABOUT.COM, INC ............................   $      8,975
     100   * ACTUATE CORP ..............................          4,287
     100   * ACXIOM CORP ...............................          2,400
     100   * ADFORCE, INC ..............................          7,137
     600     ADOBE SYSTEMS, INC ........................         40,350
     150   * ADVENT SOFTWARE, INC ......................          9,665
     200   * AFFILIATED COMPUTER SERVICES, INC
             (CLASS A) .................................          9,200
     148   * AMDOCS LTD ................................          5,106
   9,000   * AMERICA ONLINE, INC .......................        678,937
     300   * AMERICAN MANAGEMENT SYSTEMS, INC ..........          9,412
     100     ANALYSTS INTERNATIONAL CORP ...............          1,250
     300   * ANSWERTHINK CONSULTING GROUP ..............         10,275
     200   * ARDENT SOFTWARE, INC ......................          7,800
     200     AUTODESK, INC .............................          6,750
   2,100     AUTOMATIC DATA PROCESSING, INC ............        113,137
     600   * BEA SYSTEMS, INC ..........................         41,962
     100   * BEYOND.COM CORP ...........................            781
     100   * BINDVIEW DEVELOPMENT CORP .................          4,968
     900   * BMC SOFTWARE, INC .........................         71,943
     300   * BROADVISION, INC ..........................         51,018
     100   * BROCADE COMMUNICATIONS SYSTEMS, INC .......         17,700
     700   * CADENCE DESIGN SYSTEMS, INC ...............         16,800
     100   * CATALINA MARKETING CORP ...................         11,575
     200   * CDI CORP ..................................          4,825
   3,420   * CENDANT CORP ..............................         90,843
     300   * CENTURY BUSINESS SERVICES, INC ............          2,531
     300   * CERIDIAN CORP .............................          6,468
     100   * CHECKFREE HOLDINGS CORP ...................         10,450
     200   * CHOICEPOINT, INC ..........................          8,275
     300   * CITRIX SYSTEMS, INC .......................         36,900
     100   * CLARIFY, INC ..............................         12,600
     300   * CMGI, INC .................................         83,062
     200   * CNET, INC .................................         11,350
     200   * COGNIZANT TECHNOLOGY SOLUTIONS ............         21,862
     300     COMDISCO, INC .............................         11,175
   1,700     COMPUTER ASSOCIATES INTERNATIONAL, INC ....        118,893
     500   * COMPUTER SCIENCES CORP ....................         47,312
   1,600   * COMPUWARE CORP ............................         59,600
     100   * CONCORD COMMUNICATIONS, INC ...............          4,437
     200   * CONVERGYS CORP ............................          6,150
     100   * CRITICAL PATH, INC ........................          9,437
     600   * CSG SYSTEMS INTERNATIONAL, INC ............         23,925
     200   * DBT ONLINE, INC ...........................          4,875
     100   * DOCUMENTUM, INC ...........................          5,987
     100   * DOUBLECLICK, INC ..........................         25,306
     100   * EARTHLINK NETWORK, INC ....................          4,250
     100   * EARTHWEB, INC .............................          5,031
     100   * EBAY, INC .................................         12,518
     200   * ECLIPSYS CORP .............................          5,125
     300   * ELECTRO RENT CORP .........................          3,487
     300   * ELECTRONIC ARTS, INC ......................         25,200
   1,600     ELECTRONIC DATA SYSTEMS CORP ..............        107,100
     200   * ELECTRONICS FOR IMAGING, INC ..............         11,625
     100   * ENTRUST TECHNOLOGIES, INC .................          5,993
     200   * EPICOR SOFTWARE CORP ......................          1,012
     600     EQUIFAX, INC ..............................         14,137
     308   * EXCITE AT HOME ............................         13,205
   2,000     FIRST DATA CORP ...........................         98,625
     150   * FISERV, INC ...............................          5,746
      91   * GARTNER GROUP, INC (CLASS B) ..............          1,256
     100   * GETTY IMAGES, INC .........................          4,887
     215   * GO.COM ....................................          5,119

See notes to financial statements.

 SHARES                                                         VALUE
-------                                                      -----------
 BUSINESS SERVICES--(Continued)
   100    * GO2NET, INC ..................................   $      8,700
 1,000    * GT INTERACTIVE SOFTWARE CORP .................          1,656
   300    * GTECH HOLDINGS CORP ..........................          6,600
   100    * HARBINGER CORP ...............................          3,181
    74    * HEALTHEON/WEBMD CORP .........................          2,775
   100    * HNC SOFTWARE .................................         10,575
   100    * I2 TECHNOLOGIES, INC .........................         19,500
   100    * IMATION CORP .................................          3,356
 1,500      IMS HEALTH, INC ..............................         40,781
   200    * INFOCURE CORP ................................          6,237
   100    * INFORMATION RESOURCES, INC ...................            925
   900    * INFORMIX CORP ................................         10,293
   100    * INFOSPACE.COM, INC ...........................         21,400
   600    * INFOUSA, INC .................................          8,362
   200    * INKTOMI CORP .................................         17,750
   100    * INTERGRAPH CORP ..............................            468
   300    * INTERIM SERVICES, INC ........................          7,425
   900      INTERPUBLIC GROUP OF COS, INC ................         51,918
   600    * INTUIT, INC ..................................         35,962
   100    * ISS GROUP, INC ...............................          7,112
   100    * IVILLAGE, INC ................................          2,025
   200    * KEANE, INC ...................................          6,350
   100    * KORN FERRY INTERNATIONAL .....................          3,637
   150    * LABOR READY, INC .............................          1,818
   200    * LAMAR ADVERTISING CO (CLASS A) ...............         12,112
   500    * LEARN2.COM, INC ..............................          1,640
   200    * LEGATO SYSTEMS, INC ..........................         13,762
   100    * LHS GROUP, INC ...............................          2,456
   300    * LYCOS, INC ...................................         23,868
   100    * MACROMEDIA, INC ..............................          7,312
   500      MANPOWER, INC ................................         18,812
   100    * MAPICS, INC ..................................          1,262
   100    * MASTECH CORP .................................          2,475
   200    * MEDQUIST, INC ................................          5,162
   200    * MENTOR GRAPHICS CORP .........................          2,637
   100    * MERCURY INTERACTIVE CORP .....................         10,793
   100    * MESSAGEMEDIA, INC ............................          1,406
   100    * MICROMUSE, INC ...............................         17,000
15,500    * MICROSOFT CORP ...............................      1,809,625
   200    * MICROSTRATEGY, INC ...........................         42,000
   100    * MIDWAY GAMES, INC ............................          2,393
   100    * MINDSPRING ENTERPRISES, INC ..................          2,640
   400    * MODIS PROFESSIONAL SERVICES ..................          5,700
   100    * MPATH INTERACTIVE, INC .......................          2,662
   100      NATIONAL COMPUTER SYSTEMS, INC ...............          3,762
   200      NATIONAL DATA CORP ...........................          6,787
   100    * NATIONAL EQUIPMENT SERVICES, INC .............            625
   100    * NBC INTERNET, INC ............................          7,725
   100    * NCO GROUP, INC ...............................          3,012
   600    * NETWORK APPLIANCE, INC .......................         49,837
   100    * NETWORK SOLUTIONS, INC .......................         21,756
   500    * NETWORK ASSOCIATES, INC ......................         13,343
   500    * NOVA CORP (GEORGIA) ..........................         15,781
 1,100    * NOVELL, INC ..................................         43,931
   400    * OLSTEN CORP ..................................          4,525
   500      OMNICOM GROUP, INC ...........................         50,000
   200    * ONEMAIN.COM, INC .............................          3,000
   100    * OPEN MARKET, INC .............................          4,512
 4,600    * ORACLE CORP ..................................        515,487
   600    * PARAMETRIC TECHNOLOGY CORP ...................         16,237
   750      PAYCHEX, INC .................................         30,000
   100    * PCORDER.COM, INC .............................          5,100
   600    * PEOPLESOFT, INC ..............................         12,787
   100    * PEREGRINE SYSTEMS, INC .......................          8,418
   200    * PEROT SYSTEMS CORP (CLASS A) .................          3,800
   100      PITTSTON BRINKS GROUP CO .....................          2,200

 SHARES                                                         VALUE
-------                                                      -----------
   200    * POLICY MANAGEMENT SYSTEMS CORP ...............   $      5,112
   100    * PORTAL SOFTWARE, INC .........................         10,287
   100    * PRICELINE.COM, INC ...........................          4,737
   200  # * PROCURENET, INC ..............................             30
   100    * PROFESSIONAL DETAILING, INC ..................          2,993
   100    * PROGRESS SOFTWARE CORP .......................          5,675
   100    * PROXICOM, INC ................................         12,431
   200    * PSINET, INC ..................................         12,350
   150    * QRS CORP .....................................         15,750
   200    * RARE MEDIUM GROUP, INC .......................          5,576
   300    * RATIONAL SOFTWARE CORP .......................         14,737
   100    * RAZORFISH, INC ...............................          9,512
   100    * REALNETWORKS, INC ............................         12,031
   100    * REMEDY CORP ..................................          4,737
   200    * RENT-A-CENTER, INC ...........................          3,962
   300    * ROBERT HALF INTERNATIONAL, INC ...............          8,568
   100    * RSA SECURITY, INC ............................          7,750
   200    * SABRE HOLDINGS CORP ..........................         10,250
   400    * SAFETY-KLEEN CORP ............................          4,525
   100    * SANTA CRUZ OPERATION, INC ....................          3,037
   200    * SAPIENT CORP .................................         28,187
   200    * SCIENT CORP ..................................         17,287
   100      SEI INVESTMENT CO ............................         11,901
   100    * SERENA SOFTWARE, INC .........................          3,093
   100      SHARED MEDICAL SYSTEMS CORP ..................          5,093
   500    * SIEBEL SYSTEMS, INC ..........................         42,000
 1,700    * SITEL CORP ...................................         11,900
   200    * SNYDER COMMUNICATIONS, INC ...................          3,850
   200    * SOURCE MEDIA, INC ............................          3,700
   100    * SPORTSLINE.COM ...............................          5,012
   400    * STERLING COMMERCE, INC .......................         13,625
   200    * STERLING SOFTWARE, INC .......................          6,300
   200    * STRUCTURAL DYNAMICS RESEARCH CORP ............          2,550
 6,200    * SUN MICROSYSTEMS, INC ........................        480,112
   500    * SUNGARD DATA SYSTEMS, INC ....................         11,875
   300    * SYBASE, INC ..................................          5,100
   300    * SYMANTEC CORP ................................         17,587
   400    * SYNOPSYS, INC ................................         26,700
   200    * THESTREET.COM ................................          3,837
   150    * THQ, INC .....................................          3,478
   100    * TICKETMASTER ONLINE-CITYSEARCH, INC ..........          3,843
   100    * TMP WORLDWIDE, INC ...........................         14,200
   200      TRUE NORTH COMMUNICATIONS, INC ...............          8,937
   200    * TYLER TECHNOLOGIES, INC ......................          1,100
   300    * UNITED RENTALS, INC ..........................          5,137
   100    * USINTERNETWORKING, INC .......................          6,987
   300    * USWEB CORP ...................................         13,331
   300    * VALASSIS COMMUNICATIONS, INC .................         12,675
   400    * VERIO, INC ...................................         18,475
   300    * VERISIGN, INC ................................         57,281
 1,000    * VERITAS SOFTWARE CORP ........................        143,125
   200    * VERITY, INC ..................................          8,512
   100    * VERTICALNET, INC .............................         16,400
   100    * VIGNETTE CORP ................................         16,300
   100    * VISIO CORP ...................................          4,750
   300    * WEST TELESERVICES CORP .......................          7,331
   100    * WIND RIVER SYSTEMS, INC ......................          3,662
   477    * YAHOO, INC ...................................        206,391
   200      YOUNG & RUBICAM, INC .........................         14,150
                                                             ------------
                                                                6,578,154
                                                             ------------
 CHEMICALS AND ALLIED PRODUCTS--10.72%
 5,100      ABBOTT LABORATORIES CO .......................        185,193
   900      AIR PRODUCTS & CHEMICALS, INC ................         30,206
   300      ALBEMARLE CORP ...............................          5,756
   600      ALBERTO CULVER CO (CLASS B) ..................         15,487
   100    * ALKERMES, INC ................................          4,912
   500      ALLERGAN, INC ................................         24,875

6                             See notes to financial statements.

 SHARES                                                         VALUE
 ------                                                     ------------
 CHEMICALS AND ALLIED PRODUCTS--(Continued)
     200     ALPHARMA, INC (CLASS A) ....................   $      6,150
     200   * ALZA CORP ..................................          6,925
   5,100     AMERICAN HOME PRODUCTS CORP ................        201,131
   4,300   * AMGEN, INC .................................        258,268
     100   * ANDRX CORP .................................          4,231
     100     ARCH CHEMICALS, INC ........................          2,093
   1,000     AVON PRODUCTS, INC .........................         33,000
     600   * BIOGEN, INC ................................         50,700
   8,100     BRISTOL MYERS SQUIBB CO ....................        519,918
     500     CABOT CORP .................................         10,187
     100   * CAMBREX CORP ...............................          3,443
   1,000   * CAREMARK RX, INC ...........................          5,062
     300   * CELL PATHWAYS, INC .........................          2,775
     100   * CEPHALON, INC ..............................          3,456
     100   * CHIREX, INC ................................          1,462
     300   * CHIRON CORP ................................         12,712
     700     CK WITCO CORP ..............................          9,362
     738     CLOROX CO ..................................         37,176
   2,200     COLGATE PALMOLIVE CO .......................        143,000
     100   * COULTER PHARMACEUTICALS, INC ...............          2,268
     200   * CYGNUS, INC ................................          3,650
     200   * CYTEC INDUSTRIES, INC ......................          4,625
     100     DIAGNOSTIC PRODUCTS CORP ...................          2,450
     300     DIAL CORP ..................................          7,293
     900     DOW CHEMICAL CO ............................        120,262
   3,916     DU PONT (E.I.) DE NEMOURS & CO .............        257,966
     200     EASTMAN CHEMICAL CO ........................          9,537
     300     ECOLAB, INC ................................         11,737
     100   * ENZON, INC .................................          4,337
     200   * FERRO CORP .................................          4,400
     200   * FMC CORP ...................................         11,462
     400   * FOREST LABORATORIES, INC ...................         24,575
     100     FULLER (H.B.) CO ...........................          5,593
     400   * GENZYME CORP (GENERAL DIVISION) ............         18,000
      17   * GENZYME SURGICAL PRODUCTS ..................             98
     200     GEON CO ....................................          6,500
     200   * GILEAD SCIENCES, INC .......................         10,825
     700   * GRACE W.R. & CO ............................          9,712
     400     GREAT LAKES CHEMICAL CORP ..................         15,275
     600     HANNA (M.A.) CO ............................          6,562
     600     HERCULES, INC ..............................         16,725
     100   * HUMAN GENOME SCIENCES, INC .................         15,262
     600     ICN PHARMACEUTICALS, INC ...................         15,187
     100   * ICOS CORP ..................................          2,925
     100   * IDEC PHARMACEUTICALS CORP ..................          9,825
     400     IMC GLOBAL, INC ............................          6,550
     100   * IMCLONE SYSTEMS, INC .......................          3,962
     300   * IMMUNEX CORP ...............................         32,850
     300   * INTERNATIONAL SPECIALTY PRODUCTS, INC ......          2,756
     200     INTERNATIONAL FLAVORS & FRAGRANCES, INC ....          7,550
     600   * IVAX CORP ..................................         15,450
   5,727     JOHNSON & JOHNSON CO .......................        533,326
     300     JONES PHARMACEUTICAL, INC ..................         13,031
     150   * KING PHARMACEUTICALS, INC ..................          8,409
     100   * KV PHARMACEUTICAL CO (CLASS B) .............          2,143
     300     LAUDER (ESTEE) CO (CLASS A) ................         15,131
   3,600     LILLY (ELI) & CO ...........................        239,400
     100     LILLY INDUSTRIES, INC (CLASS A) ............          1,343
     100   * LIPOSOME CO, INC ...........................          1,220
     500     LUBRIZOL CORP ..............................         15,437
     400     MALLINCKRODT, INC ..........................         12,725
     100   * MEDCO RESEARCH, INC ........................          3,006
     100   * MEDICIS PHARMACEUTICAL CORP (CLASS A) ......          4,256
     200   * MEDIMMUNE, INC .............................         33,175
   9,900     MERCK & CO, INC ............................        663,918
     300     MILLENNIUM CHEMICAL, INC ...................          5,925

 SHARES                                                            VALUE
 ------                                                        ------------
     100   * MILLENNIUM PHARMACEUTICALS, INC ...............   $     12,200
   2,100     MONSANTO CO ...................................         74,812
     400     MYLAN LABORATORIES, INC .......................         10,075
     200   * NBTY, INC .....................................          2,312
     200     OMNOVA SOLUTIONS, INC .........................          1,550
   1,500   * PERRIGO CO ....................................         12,000
  16,200     PFIZER, INC ...................................        525,487
     200   * PHARMACEUTICAL RESOURCES, INC .................            987
   1,760     PHARMACIA & UPJOHN, INC .......................         79,200
     600     PPG INDUSTRIES, INC ...........................         37,537
     500     PRAXAIR, INC ..................................         25,156
   5,300     PROCTER & GAMBLE CO ...........................        580,681
     200   * REXALL SUNDOWN, INC ...........................          2,062
     358     ROHM & HAAS CO ................................         14,566
     900   * RPM, INC ......................................          9,168
     100   * SCHEIN PHARMACEUTICAL, INC ....................          1,212
   5,900     SCHERING-PLOUGH CORP ..........................        248,906
     400     SCHULMAN (A.), INC ............................          6,525
     200   * SCOTTS CO (CLASS A) ...........................          8,050
     100   * SEPRACOR, INC .................................          9,918
     700     SHERWIN-WILLIAMS CO ...........................         14,700
     312   * SHIRE PHARMACEUTICALS CORP ....................          9,087
     400     SIGMA ALDRICH CORP ............................         12,025
     300     STEPAN CO .....................................          7,012
     100   * SUPERGEN, INC .................................          2,937
     200   * THERAGENICS CORP ..............................          1,812
     100   * TRANSKARYOTIC THERAPIES, INC ..................          3,850
     100   * TRIANGLE PHARMACEUTICALS, INC .................          1,281
     200     UNION CARBIDE CORP ............................         13,350
     700     USEC, INC .....................................          4,900
     100     VALSPAR CORP ..................................          4,187
      66   * VENTIV HEALTH, INC ............................            606
   3,400     WARNER-LAMBERT CO .............................        278,587
     200   * WATSON PHARMACEUTICALS, INC ...................          7,162
     100     WELLMAN, INC ..................................          1,862
     100     WEST PHARMACEUTICAL SERVICES ..................          3,093
                                                               ------------
                                                                  5,824,949
                                                               ------------
COMMUNICATIONS--12.00%
     300   * ADELPHIA COMMUNICATIONS CORP
             (CLASS A) .....................................         19,687
     100   * ADVANCED COMMUNICATIONS GROUP .................          1,362
     100   * AERIAL COMMUNICATIONS, INC ....................          6,087
     200   * ALLEGIANCE TELECOM, INC .......................         18,450
   1,034     ALLTEL CORP ...................................         85,498
     300   * AMERICAN MOBILE SATELLITE CORP ................          6,318
     549   * AMFM, INC .....................................         42,959
     100   * ASSOCIATED GROUP, INC (CLASS A) ...............          9,125
  13,045     AT&T CORP .....................................        662,033
   4,168   * AT&T CORP-LIBERTY MEDIA GROUP (CLASS A)             236,534
   6,400     BELL ATLANTIC CORP ............................        394,000
   7,500     BELLSOUTH CORP ................................        351,093
     500     BROADWING, INC ................................         18,437
     600   * CABLEVISION SYSTEMS CORP (CLASS A) ............         45,300
   3,081   * CBS CORP ......................................        196,991
     400     CENTURYTEL, INC ...............................         18,950
     800   * CLEAR CHANNEL COMMUNICATIONS, INC .............         71,400
   2,800     COMCAST CORP (CLASS A) SPECIAL ................        141,575
     200   * CONCENTRIC NETWORK CORP .......................          6,162
     300   * COVAD COMMUNICATIONS GROUP ....................         16,781
     392   * COX COMMUNICATIONS, INC (CLASS A) .............         20,188
     100   * CUMULUS MEDIA, INC ............................          5,075
     100   * E.SPIRE COMMUNICATIONS, INC ...................            581
     200   * ENTERCOM COMMUNICATIONS CORP ..................         13,200
     600   * EXODUS COMMUNICATIONS, INC ....................         53,287
     700   * FOX ENTERTAINMENT GROUP, INC .................         17,456
     820   * GLOBAL CROSSING LTD ...........................         41,000

See notes to financial statements.
                                                                              7

 SHARES                                                        VALUE
 ------                                                    ------------
COMMUNICATIONS--(Continued)
   500    * GLOBAL TELESYSTEMS GROUP, INC ..............   $     17,312
 3,900      GTE CORP ...................................        275,193
   300    * HEARST-ARGYLE TELEVISION, INC ..............          7,987
   100    * HISPANIC BROADCASTING CORP .................          9,221
   200    * ICG COMMUNICATIONS, INC ....................          3,750
 1,350    * INFINITY BROADCASTING CORP (CLASS A) .......         48,853
   200    * INTERMEDIA COMMUNICATIONS, INC .............          7,762
   200    * INTRAWARE, INC .............................         15,987
   200    * ITC DELTACOM, INC ..........................          5,525
   200    * JONES INTERCABLE, INC (CLASS A) ............         13,862
   200    * LAUNCH MEDIA, INC ..........................          3,787
   100    * LEAP WIRELESS INTERNATIONAL, INC ...........          7,850
 1,000    * LEVEL 3 COMMUNICATIONS, INC ................         81,875
   200    * LIBERTY DIGITAL, INC (CLASS A) .............         14,850
12,672      LUCENT TECHNOLOGIES, INC ...................        948,024
11,103    * MCI WORLDCOM, INC ..........................        589,152
   300    * MCLEODUSA, INC (CLASS A) ...................         17,662
 2,300    * MEDIA ONE GROUP, INC .......................        176,668
   300    * METROMEDIA FIBER NETWORK (CLASS A) .........         14,381
   100    * NETWORK EVENT THEATER, INC .................          2,975
   700    * NEXTEL COMMUNICATIONS, INC (CLASS A) .......         72,187
   500    * NEXTLINK COMMUNICATIONS, INC ...............         41,531
   600      NORTH PITTSBURGH SYSTEMS, INC ..............          8,850
   475    * NTL, INC ...................................         59,256
   100    * OMNIPOINT CORP .............................         12,062
    10    * PAC-WEST TELECOMM, INC .....................            265
   100    * PACIFIC GATEWAY EXCHANGE, INC ..............          1,706
 2,200    * PAGING NETWORK, INC ........................          1,787
   400    * PANAMSAT CORP ..............................         23,750
   500    * PAXSON COMMUNICATIONS CORP .................          5,968
   200    * POWERTEL, INC ..............................         20,075
   600    * PREMIERE TECHNOLOGIES, INC .................          4,200
   300    * PRIMUS TELECOMMUNICATIONS GROUP, INC .......         11,475
   300    * QWEST COMMUNICATIONS INTERNATIONAL,
            INC ........................................         12,900
   100    * RADIO ONE, INC .............................          9,200
   200    * RCN CORP ...................................          9,700
   400    * RHYTHMS NETCONNECTIONS, INC ................         12,400
13,769      SBC COMMUNICATIONS, INC ....................        671,238
   100    * SIRIUS SATELLITE RADIO, INC ................          4,450
 2,700      SPRINT CORP (FON GROUP) ....................        181,743
   900    * SPRINT CORP (PCS GROUP) ....................         92,250
   700    * STAR TELECOMMUNICATIONS, INC ...............          5,534
   100    * TALK.COM, INC ..............................          1,775
   200      TELEPHONE & DATA SYSTEMS, INC ..............         25,200
   100    * TELIGENT, INC ..............................          6,175
 2,000      U.S. WEST, INC .............................        144,000
   200    * U.S.A. NETWORKS, INC .......................         11,050
   400    * UNITEDGLOBALCOM, INC (CLASS A) .............         28,250
   400    * UNIVISION COMMUNICATIONS, INC ..............         40,875
 2,200    * VIACOM, INC (CLASS B) ......................        132,962
   100    * VIATEL, INC ................................          5,362
   400    * VOICESTREAM WIRELESS CORP ..................         56,925
   600    * WAVO CORP ..................................          2,325
   400    * WESTERN WIRELESS CORP (CLASS A) ............         26,700
   200    * WINSTAR COMMUNICATIONS, INC ................         15,050
                                                           ------------
                                                              6,521,381
                                                           ------------
 DEPOSITORY INSTITUTIONS--5.91%
 1,935      AMSOUTH BANCORP ............................         37,369
   300      ASSOCIATED BANC-CORP .......................         10,275
   200      ASTORIA FINANCIAL CORP .....................          6,087
   100      BANCFIRST CORP .............................          3,393
   300      BANCORPSOUTH, INC ..........................          4,893
   800      BANCWEST CORP ..............................         15,600
 7,200      BANK OF AMERICA CORP .......................        361,350
 2,200      BANK OF NEW YORK CO, INC ...................         88,000

 SHARES                                                           VALUE
 ------                                                       ------------
 4,800      BANK ONE CORP .................................   $    153,900
   200      BANK UNITED CORP (CLASS A) ....................          5,450
   200      BANKATLANTIC BANCORP, INC (CLASS B) ...........          1,025
   700      BB&T CORP .....................................         19,162
   200      CCB FINANCIAL CORP ............................          8,712
   200      CENTURA BANKS, INC ............................          8,825
   735      CHARTER ONE FINANCIAL, INC ....................         14,056
 3,300      CHASE MANHATTAN CORP ..........................        256,368
   400      CHITTENDEN CORP ...............................         11,850
   300    * CITIZENS BANKING CORP (MICHIGAN) ..............          6,712
   300      CITY NATIONAL CORP ............................          9,881
   400      COLONIAL BANCGROUP, INC .......................          4,150
   700      COMERICA, INC .................................         32,681
   100    * COMMERCE BANCORP, INC .........................          4,043
   210      COMMERCE BANCSHARES, INC ......................          7,113
   300      COMMUNITY FIRST BANKSHARES, INC ...............          4,725
   200      COMPASS BANCSHARES, INC .......................          4,462
   650    * CONCORD EFS, INC ..............................         16,737
   600      CULLEN FROST BANKERS, INC .....................         15,450
   600      DIME BANCORP, INC .............................          9,075
   500      DOWNEY FINANCIAL CORP .........................         10,093
   210      F.N.B. CORP ...................................          4,672
   600      FIFTH THIRD BANCORP ...........................         44,025
   100      FIRST FEDERAL CAPITAL CORP ....................          1,462
   600      FIRST SECURITY CORP ...........................         15,318
   200      FIRST TENNESSEE NATIONAL CORP .................          5,700
 4,100      FIRST UNION CORP ..............................        134,531
   200      FIRST VIRGINIA BANKS, INC .....................          8,600
 4,327      FIRSTAR CORP ..................................         91,407
 3,821      FLEETBOSTON FINANCIAL CORP ....................        133,018
   100    * FRONTIER FINANCIAL CORP .......................          2,000
   420      FULTON FINANCIAL CORP .........................          7,560
   300      GBC BANCORP ...................................          5,793
   500    * GOLDEN STATE BANCORP, INC .....................          8,625
   500      GOLDEN WEST FINANCIAL CORP ....................         16,750
   500      GREAT SOUTHERN BANCORP ........................         11,000
   300      GREENPOINT FINANCIAL CORP .....................          7,143
   100    * HAMILTON BANCORP, INC .........................          1,775
   800      HIBERNIA CORP (CLASS A) .......................          8,500
   612      HUDSON UNITED BANCORP .........................         15,644
   660      HUNTINGTON BANCSHARES, INC ....................         15,757
   300    * IMPERIAL BANCORP ..............................          7,237
   400      INDEPENDENCE COMMUNITY BANK CORP ..............          5,000
 1,400      KEYCORP .......................................         30,975
   400    * KEYSTONE FINANCIAL, INC .......................          8,425
 1,000    * LOCAL FINANCIAL CORP ..........................         10,375
   100      M & T BANK CORP ...............................         41,425
   300      MARSHALL & ILSLEY CORP ........................         18,843
 2,900      MBNA CORP .....................................         79,025
 1,700      MELLON FINANCIAL CORP .........................         57,906
   500      MERCANTILE BANKSHARES CORP ....................         15,968
   600      MORGAN (J.P.) & CO, INC .......................         75,975
 2,700      NATIONAL CITY CORP ............................         63,956
   300    * NATIONAL PROCESSING, INC ......................          2,662
   210      NBT BANCORP, INC ..............................          3,255
   900      NORTH FORK BANCORP, INC .......................         15,750
   600      NORTHERN TRUST CORP ...........................         31,800
   200      NORTHWEST BANCORP, INC ........................          1,387
   105      OLD KENT FINANCIAL CORP .......................          3,714
   200      ONE VALLEY BANCORP, INC .......................          6,125
   400      PACIFIC CENTURY FINANCIAL CORP ................          7,475
   700    * PEOPLES HERITAGE FINANCIAL GROUP, INC .........         10,543
 1,500      PNC BANK CORP .................................         66,750
   600      POPULAR, INC ..................................         16,762
   200      PREMIER NATIONAL BANCORP ......................          3,687
   300    * PROVIDENT BANKSHARES CORP .....................          5,193
   500      PROVIDENT FINANCIAL GROUP .....................         17,937

8                             See notes to financial statements.

 SHARES                                                            VALUE
 ------                                                         ------------
 DEPOSITORY INSTITUTIONS--(Continued)
     700     PROVIDIAN FINANCIAL CORP .......................   $     63,743
     700     REGIONS FINANCIAL CORP .........................         17,587
     400     REPUBLIC NEW YORK CORP .........................         28,800
     200     ROSLYN BANCORP, INC ............................          3,700
     100   * S1 CORP ........................................          7,812
     200   * SILICON VALLEY BANCSHARES ......................          9,900
     292     SKY FINANCIAL GROUP, INC .......................          5,876
     700     SOUTHTRUST CORP ................................         26,468
     100     SOVEREIGN BANCORP, INC .........................            745
     400     STATE STREET CORP ..............................         29,225
     200     STATEN ISLAND BANCORP, INC .....................          3,600
   1,100     SUMMIT BANCORP .................................         33,687
   1,096     SUNTRUST BANKS, INC ............................         75,418
     400     SYNOVUS FINANCIAL CORP .........................          7,950
     600     TCF FINANCIAL CORP .............................         14,925
     100   * TELEBANC FINANCIAL CORP ........................          2,600
     500     TEXAS REGIONAL BANCSHARES, INC
             (CLASS A) ......................................         14,500
     200     TRUSTMARK CORP .................................          4,321
   3,400     U.S. BANCORP ...................................         80,962
     100     U.S. TRUST CORP ................................          8,018
     110     UMB FINANCIAL CORP .............................          4,152
     600     UNION PLANTERS CORP ............................         23,662
     400     UNIONBANCAL CORP ...............................         15,775
     300     UST CORP .......................................          9,525
     315     VALLEY NATIONAL BANCORP ........................          8,820
     800     WACHOVIA CORP ..................................         54,400
     220     WASHINGTON FEDERAL, INC ........................          4,345
   2,500     WASHINGTON MUTUAL, INC .........................         65,000
     200     WEBSTER FINANCIAL CORP .........................          4,712
   7,000     WELLS FARGO CO .................................        283,062
     100   * WESTAMERICA BANCORP ............................          2,793
     200     WESTCORP .......................................          2,900
     200   * WILMINGTON TRUST CORP ..........................          9,650
     100     ZIONS BANCORP ..................................          5,918
                                                                ------------
                                                                   3,213,418
                                                                ------------
 EATING AND DRINKING PLACES--0.62%
   1,500   * ADVANTICA RESTAURANT GROUP, INC ................          2,625
     200     APPLEBEES INTERNATIONAL, INC ...................          5,900
     300     BOB EVANS FARMS, INC ...........................          4,631
     300   * BRINKER INTERNATIONAL, INC .....................          7,200
     200   * BUFFETS, INC ...................................          2,000
     200     CBRL GROUP, INC ................................          1,940
     150   * CEC ENTERTAINMENT, INC .........................          4,256
     230     CKE RESTAURANTS, INC ...........................          1,351
     900     DARDEN RESTAURANTS, INC ........................         16,312
     300   * JACK IN THE BOX, INC ...........................          6,206
     700   * LANDRY'S SEAFOOD RESTAURANTS, INC ..............          6,081
     500     MARRIOTT INTERNATIONAL (CLASS A) ...............         15,781
   5,500     MCDONALD'S CORP ................................        221,718
     200   * OUTBACK STEAKHOUSE, INC ........................          5,187
     200   * P.F. CHANGS CHINA BISTRO, INC ..................          4,975
     300   * RUBY TUESDAY, INC ..............................          5,456
     100   * SONIC CORP .....................................          2,850
     400   * TRICON GLOBAL RESTAURANTS, INC .................         15,450
     100     VIAD CORP ......................................          2,787
     200     WENDY'S INTERNATIONAL, INC .....................          4,125
                                                                ------------
                                                                     336,831
                                                                ------------
 EDUCATIONAL SERVICES--0.03%
     100   * CAREER EDUCATION CORP ..........................          3,837
     200   * DEVRY, INC .....................................          3,725
     100   * LEARNING TREE INTERNATIONAL, INC ...............          2,800
     300   * SYLVAN LEARNING SYSTEMS, INC ...................          3,900
                                                                ------------
                                                                      14,262
                                                                ------------

 SHARES                                                            VALUE
 ------                                                         ------------
 ELECTRIC, GAS, AND SANITARY SERVICES--2.54%
     400   * AES CORP .......................................   $     29,900
     600     ALLEGHENY ENERGY, INC ..........................         16,162
     200     ALLIANT ENERGY CORP ............................          5,500
     800   * ALLIED WASTE INDUSTRIES, INC ...................          7,050
     600     AMEREN CORP ....................................         19,650
     300     AMERICAN ELECTRIC POWER CO, INC ................          9,637
     100     ATMOS ENERGY CORP ..............................          2,043
     400     AVISTA CORP ....................................          6,175
     200   * CALPINE CORP ...................................         12,800
     600     CAROLINA POWER & LIGHT CO ......................         18,262
     500     CASCADE NATURAL GAS CORP .......................          8,062
     900     CENTRAL & SOUTH WEST CORP ......................         18,000
     600     CINERGY CORP ...................................         14,475
     800     CMS ENERGY CORP ................................         24,950
     700     COASTAL CORP ...................................         24,806
     400     COLUMBIA ENERGY GROUP ..........................         25,300
     900     CONECTIV, INC ..................................         15,131
     600     CONSOLIDATED EDISON CO OF NEW YORK, INC. .......         20,700
     500     CONSOLIDATED NATURAL GAS CO ....................         32,468
     800     CONSTELLATION ENERGY GROUP .....................         23,200
     900     DOMINION RESOURCES, INC ........................         35,325
     200     DPL, INC .......................................          3,462
     900     DTE ENERGY CO ..................................         28,237
   1,400     DUKE ENERGY CORP ...............................         70,175
     100     EASTERN ENTERPRISES CO .........................          5,743
   1,300     EDISON INTERNATIONAL CO ........................         34,043
     300     EL PASO ENERGY CORP ............................         11,643
     400     ENERGEN CORP ...................................          7,225
     700     ENERGY EAST CORP ...............................         14,568
     400     ENTERGY CORP ...................................         10,300
     300     EQUITABLE RESOURCES, INC .......................         10,012
   1,400     FIRSTENERGY CORP ...............................         31,762
     400     FLORIDA PROGRESS CORP ..........................         16,925
     800     FPL GROUP, INC .................................         34,250
     400     GPU, INC .......................................         11,975
     200     HAWAIIAN ELECTRIC INDUSTRIES, INC ..............          5,775
     200     IDACORP, INC ...................................          5,362
     600     INDIANA ENERGY, INC ............................         10,650
     200   * IPALCO ENTERPRISES, INC ........................          3,412
     300     KANSAS CITY POWER & LIGHT CO ...................          6,618
     400     KEYSPAN CORP ...................................          9,275
     700     LOUISVILLE GAS & ELECTRIC ENERGY CORP ..........         12,206
     400     MCN ENERGY GROUP, INC ..........................          9,500
     300   * MIDAMERICAN ENERGY HOLDINGS CO .................         10,106
     200     NATIONAL FUEL GAS CO ...........................          9,300
     500     NEW CENTURY ENERGIES, INC ......................         15,187
     600   * NIAGARA MOHAWK HOLDINGS, INC ...................          8,362
     200     NICOR, INC .....................................          6,500
     500     NISOURCE, INC ..................................          8,937
     100     NORTHEAST UTILITIES CO .........................          2,056
     800     NORTHERN STATES POWER CO .......................         15,600
     600     OGE ENERGY CORP ................................         11,400
     600     ONEOK, INC .....................................         15,075
   1,000     PECO ENERGY CO .................................         34,750
     300     PEOPLES ENERGY CORP ............................         10,050
   1,200     PG&E CORP ......................................         24,600
     200     PINNACLE WEST CAPITAL CORP .....................          6,112
     400     POTOMAC ELECTRIC POWER CO ......................          9,175
   1,200     PP&L RESOURCES, INC ............................         27,450
   1,200     PUBLIC SERVICE ENTERPRISE GROUP, INC ...........         41,775
     600     PUGET SOUND ENERGY, INC ........................         11,625
   1,300     QUESTAR CORP ...................................         19,500
   1,200     RELIANT ENERGY, INC ............................         27,450
     400   * REPUBLIC SERVICES, INC (CLASS A) ...............          5,750
     300     RGS ENERGY GROUP, INC ..........................          6,168
     400     SCANA CORP .....................................         10,750

See notes to financial statements.

 SHARES                                                            VALUE
 ------                                                         -----------
 ELECTRIC, GAS, AND SANITARY SERVICES--(Continued)
   174      SCOTTISH POWER PLC ADR .........................   $      4,872
 1,700      SEMPRA ENERGY ..................................         29,537
   600    * SIERRA PACIFIC RESOURCES (NEW) .................         10,387
   300      SIG CORP, INC ..................................          6,825
 2,800      SOUTHERN CO ....................................         65,800
   100      SOUTHWESTERN ENERGY CO .........................            656
   700      TECO ENERGY, INC ...............................         12,993
 1,400      TEXAS UTILITIES CO .............................         49,787
   500      UGI CORP .......................................         10,218
   800      UNICOM CORP ....................................         26,800
   450      UTILICORP UNITED, INC ..........................          8,746
 2,000      WASTE MANAGEMENT, INC ..........................         34,375
   100      WESTERN GAS RESOURCES, INC .....................          1,318
 1,100      WILLIAMS COS, INC ..............................         33,618
 1,000      WISCONSIN ENERGY CORP ..........................         19,250
   200      WPS RESOURCES CORP .............................          5,025
                                                               ------------
                                                                  1,380,599
                                                               ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--11.42%
   100    * ACTV, INC ......................................          4,568
   100    * ADAPTIVE BROADBAND CORP ........................          7,381
   600    * ADC TELECOMMUNICATIONS, INC ....................         43,537
   300    * ADVANCED FIBRE COMMUNICATIONS ..................         13,406
   400    * ADVANCED MICRO DEVICES, INC ....................         11,575
   100    * ALPHA INDUSTRIES, INC ..........................          5,731
   600    * ALTERA CORP ....................................         29,737
   700    * AMERICAN POWER CONVERSION CORP .................         18,462
   100    * AMERICAN SUPERCONDUCTOR CORP ...................          2,800
   200    * AMERICAN TOWER SYSTEMS (CLASS A) ...............          6,112
   200      AMETEK, INC ....................................          3,812
   500    * AMKOR TECHNOLOGY, INC ..........................         14,125
   200    * AMPHENOL CORP (CLASS A) ........................         13,312
   100    * ANADIGICS, INC .................................          4,718
   800    * ANALOG DEVICES, INC ............................         74,400
   100    * ANCOR COMMUNICATIONS, INC ......................          6,787
   500    * ANDREW CORP ....................................          9,468
   100    * APPLIED MICRO CIRCUITS CORP ....................         12,725
   100    * ARGUSS HOLDINGS, INC ...........................          1,300
   300    * ARTESYN TECHNOLOGIES, INC ......................          6,300
   200    * ASPECT COMMUNICATIONS CORP .....................          7,825
   600    * ATMEL CORP .....................................         17,737
   100    * AVX CORP .......................................          4,993
   400      BMC INDUSTRIES, INC ............................          1,950
   200    * BROADCOM CORP (CLASS A) ........................         54,475
   150    * BURR BROWN CORP ................................          5,418
   100    * CATAPULT COMMUNICATIONS CORP ...................            993
   200    * CELLNET DATA SYSTEMS, INC ......................            225
   500    * CIENA CORP .....................................         28,750
   300    * COMMSCOPE, INC .................................         12,093
   300    * COMVERSE TECHNOLOGY, INC .......................         43,425
   600    * CONEXANT SYSTEMS, INC ..........................         39,825
   200      COOPER INDUSTRIES, INC .........................          8,087
   100    * CREE RESEARCH, INC .............................          8,537
   200      CTS CORP .......................................         15,075
   400    * CYPRESS SEMICONDUCTOR CORP .....................         12,950
   100      DALLAS SEMICONDUCTOR CORP ......................          6,443
   200    * DIGITAL MICROWAVE CORP .........................          4,687
   100    * DII GROUP, INC .................................          7,096
   100    * E-TEK DYNAMICS, INC ............................         13,462
   200    * ECHOSTAR COMMUNICATIONS CORP
            (CLASS A) ......................................         19,500
 1,400      EMERSON ELECTRIC CO ............................         80,325
   100    * ESS TECHNOLOGY, INC ............................          2,218
   100    * EXECUTONE INFORMATION SYSTEMS, INC .............            543
 1,000      EXIDE CORP .....................................          8,312
13,500      GENERAL ELECTRIC CO ............................      2,089,125
   500    * GENERAL INSTRUMENT CORP ........................         42,500

 SHARES                                                           VALUE
 ------                                                        ------------
   200      HARMAN INTERNATIONAL INDUSTRIES, INC ...........   $     11,225
   200    * HARMONIC LIGHTWAVES, INC .......................         18,987
   200      HARRIS CORP ....................................          5,337
   100    * HELIX TECHNOLOGY CORP ..........................          4,481
   100    * HI / FN, INC ...................................          3,875
   300    * INTEGRATED DEVICE TECHNOLOGY, INC ..............          8,700
13,700      INTEL CORP .....................................      1,127,681
   100    * INTERVOICE-BRITE, INC ..........................          2,325
   100    * JABIL CIRCUIT, INC .............................          7,300
   800    * JDS UNIPHASE CORP ..............................        129,050
   100    * KEMET CORP .....................................          4,506
   200    * KOMAG, INC .....................................            625
   100    * L-3 COMMUNICATIONS HOLDINGS, INC ...............          4,162
   200    * LATTICE SEMICONDUCTOR CORP .....................          9,425
   500      LINEAR TECHNOLOGY CO ...........................         35,781
   500    * LITTLEFUSE, INC ................................         12,132
   200      LSI INDUSTRIES, INC ............................          4,325
   700    * LSI LOGIC CORP .................................         47,250
 1,000    * MAXIM INTEGRATED PRODUCTS ......................         47,187
   500      MAYTAG CO ......................................         24,000
   200    * MEMC ELECTRONIC MATERIALS, INC .................          2,450
   300      METHODE ELECTRONICS, INC (CLASS A) .............          9,637
   100    * METRICOM, INC ..................................          7,862
   200    * MICREL, INC ....................................         11,387
   300    * MICROCHIP TECHNOLOGY, INC ......................         20,531
   800    * MICRON TECHNOLOGY, INC .........................         62,200
   100    * MMC NETWORKS, INC ..............................          3,437
   200      MOLEX, INC .....................................         11,337
 2,500      MOTOROLA, INC ..................................        368,125
   900    * NATIONAL SEMICONDUCTOR CORP ....................         38,531
   500      NATIONAL SERVICE INDUSTRIES, INC ...............         14,750
   100    * OAK INDUSTRIES, INC ............................         10,612
   100      PITTWAY CORP (CLASS A) .........................          4,481
   200    * PLANTRONICS, INC ...............................         14,312
   200    * PMC-SIERRA, INC ................................         32,062
   100    * POLYCOM, INC ...................................          6,368
   100    * QLOGIC CORP ....................................         15,987
 2,400    * QUALCOMM, INC ..................................        422,700
   100    * RAMBUS, INC ....................................          6,743
   100    * RAYOVAC CORP ...................................          1,887
   200    * READ RITE CORP .................................            950
   100    * RF MICRO DEVICES, INC ..........................          6,843
   100    * S3, INC ........................................          1,156
   200    * SANMINA CORP ...................................         19,975
   500    * SCI SYSTEMS, INC ...............................         41,093
   300      SCIENTIFIC-ATLANTA, INC ........................         16,687
   100    * SDL, INC .......................................         21,800
   200    * SEMTECH CORP ...................................         10,425
   400    * SENSORMATIC ELECTRONICS CORP ...................          6,975
   200    * SILICONIX, INC .................................         26,300
   800    * SOLECTRON CORP .................................         76,100
   100      TECHNITROL, INC ................................          4,450
   100    * TEKELEC .......................................          2,250
 1,300    * TELLABS, INC ...................................         83,443
   100    * TERAYON COMMUNCIATION SYSTEMS, INC .............          6,281
 3,100      TEXAS INSTRUMENTS, INC .........................        300,312
   300      THOMAS & BETTS CORP ............................          9,562
   100    * TITAN CORP .....................................          4,712
   100    * TRANSWITCH CORP ................................          7,256
   100    * TRIQUINT SEMICONDUCTOR, INC ....................         11,125
   400    * UCAR INTERNATIONAL, INC ........................          7,125
   100    * VARIAN SEMICONDUCTOR EQUIPMENT
            ASSOCIATES, INC ................................          3,400
   575    * VISHAY INTERTECHNOLOGY, INC ....................         18,184
   600    * VITESSE SEMICONDUCTOR CORP .....................         31,462
    30    * WATER PIK TECHNOLOGIES, INC ....................            286
   800    * WEBLINK WIRELESS, INC ..........................         12,400

10                            See notes to financial statements.

 SHARES                                                             VALUE
 ------                                                          ------------
 ELECTRONIC AND OTHER ELECTRIC EQUIPMENT--(Continued)
     300     WHIRLPOOL CORP ..................................   $     19,518
     100     WOODWARD GOVERNOR CO ............................          2,750
     400   * WORLD ACCESS, INC ...............................          7,700
   1,000   * XILINX, INC .....................................         45,468
                                                                 ------------
                                                                    6,206,566
                                                                 ------------
 ENGINEERING AND MANAGEMENT SERVICES--0.13%
     100   * AHL SERVICES, INC ...............................          2,087
     300   * CATALYTICA, INC .................................          4,068
      50   * CIRCLE.COM ......................................            615
     100   * COVANCE, INC ....................................          1,081
     500     DUN & BRADSTREET CORP ...........................         14,750
     100   * F.Y.I., INC .....................................          3,400
     100   * IT GROUP, INC ...................................            918
     200   * JACOBS ENGINEERING GROUP, INC ...................          6,500
     200   * NAVIGANT CONSULTING CO ..........................          2,175
     300   * QUINTILES TRANSNATIONAL CORP ....................          5,606
     700     SERVICEMASTER CO ................................          8,618
     100     TEJON RANCH CO ..................................          2,375
      85   * TELEDYNE TECHNOLOGIES, INC ......................            802
     200   * TETRA TECH, INC .................................          3,075
     300   * WHITTMAN HART, INC ..............................         16,087
                                                                 ------------
                                                                       72,157
                                                                 ------------
 FABRICATED METAL PRODUCTS--0.61%
     100   * BALL CORP .......................................          3,937
     400     BUTLER MANUFACTURING CO .........................          8,925
     200     CRANE CO ........................................          3,975
     800     CROWN CORK & SEAL CO, INC .......................         17,900
   4,200     GILLETTE CO .....................................        172,987
     200     HARSCO CORP .....................................          6,350
     400     MARK IV INDUSTRIES, INC .........................          7,075
   1,100     MASCO CORP ......................................         27,912
     200     PARKER-HANNIFIN CORP ............................         10,262
     500     ROCKWELL INTERNATIONAL CORP .....................         23,937
     700     SNAP-ON, INC ....................................         18,593
     600     STANLEY WORKS CO ................................         18,075
     300   * TOWER AUTOMOTIVE, INC ...........................          4,631
     200   * U.S. CAN CORP ...................................          3,975
                                                                 ------------
                                                                      328,534
                                                                 ------------
 FOOD AND KINDRED PRODUCTS--2.95%
     100   * AGRIBRANDS INTERNATIONAL, INC ...................          4,600
   1,900     ANHEUSER-BUSCH COS, INC .........................        134,662
   1,680     ARCHER DANIELS MIDLAND CO .......................         20,475
   1,300     BESTFOODS, INC ..................................         68,331
     100     BROWN FORMAN, INC (CLASS B) .....................          5,725
   1,100     CAMPBELL SOUP CO ................................         42,556
     100   * CANANDAIGUA BRANDS, INC (CLASS A) ...............          5,100
   9,300     COCA COLA CO ....................................        541,725
     900     COCA COLA ENTERPRISES, INC ......................         18,112
   1,900     CONAGRA, INC ....................................         42,868
     100     COORS (ADOLPH) CO (CLASS B) .....................          5,250
     300     CORN PRODUCTS INTERNATIONAL, INC ................          9,825
     300     DEAN FOODS CO ...................................         11,925
     400   * DEL MONTE FOODS CO ..............................          4,925
     300     DOLE FOOD, INC ..................................          4,875
     500     EARTHGRAINS CO ..................................          8,062
     200     FLOWERS INDUSTRIES, INC .........................          3,187
   1,100     FORTUNE BRANDS, INC .............................         36,368
     800     GENERAL MILLS, INC ..............................         28,600
   1,300     HEINZ (H.J.) CO .................................         51,756
     200     HERSHEY FOODS CORP ..............................          9,500
     300     HORMEL FOODS CORP ...............................         12,187
     600     IBP, INC ........................................         10,800
     400   * INTERNATIONAL HOME FOODS, INC ...................          6,950
     300     INTERSTATE BAKERIES CORP ........................          5,437
     300   * KEEBLER FOODS CO ................................          8,437

 SHARES                                                             VALUE
 ------                                                          ------------
     900     KELLOGG CO ......................................   $     27,731
     400     LANCASTER COLONY CORP ...........................         13,250
     400     LANCE, INC ......................................          4,000
     400     MCCORMICK & CO, INC (NON-VOTE) ..................         11,900
   1,800     NABISCO GROUP HOLDINGS ..........................         19,125
   1,100     PEPSI BOTTLING GROUP, INC .......................         18,218
   5,800     PEPSICO, INC ....................................        204,450
     600     QUAKER OATS CO ..................................         39,375
   1,000     RALSTON PURINA CO ...............................         27,875
     100   * ROBERT MONDAVI CORP (CLASS A) ...................          3,475
   3,500     SARA LEE CORP ...................................         77,218
     200   * SMITHFIELD FOODS, INC ...........................          4,800
     200   * SUIZA FOODS CORP ................................          7,925
     103     TOOTSIE ROLL INDUSTRIES, INC ....................          3,392
     900     TYSON FOODS, INC ................................         14,625
     600     UNIVERSAL FOODS CORP ............................         12,225
     200   * VLASIC FOODS INTERNATIONAL, INC .................          1,137
     300     WHITMAN CORP ....................................          4,031
     100     WRIGLEY (WM) JR CO ..............................          8,293
                                                                 ------------
                                                                    1,605,283
                                                                 ------------
 FOOD STORES--0.43%
   1,415     ALBERTSONS, INC .................................         45,633
     500     DELHAIZE AMERICA, INC (CLASS B) .................         10,437
     600     GREAT ATLANTIC & PACIFIC TEA CO, INC ............         16,725
   3,900   * KROGER CO .......................................         73,612
   1,700   * SAFEWAY, INC ....................................         60,456
     500   * STARBUCKS CORP ..................................         12,125
     100   * WHOLE FOODS MARKET, INC ........................          4,637
     450   * WILD OATS MARKETS, INC ..........................          9,984
     100     WINN DIXIE STORES, INC ..........................          2,393
                                                                 ------------
                                                                      236,002
                                                                 ------------
FORESTRY--0.01%
     200     GEORGIA-PACIFIC CORP (TIMBER GROUP) .............          4,925
                                                                 ------------
 FURNITURE AND FIXTURES--0.18%
     150     ETHAN ALLEN INTERIORS, INC ......................          4,809
     300   * FURNITURE BRANDS INTERNATIONAL, INC .............          6,600
     100     HON INDUSTRIES, INC .............................          2,193
     300     KIMBALL INTERNATIONAL, INC (CLASS B) ............          4,950
     200   * LA-Z-BOY, INC ...................................          3,362
     600   * LEAR CORP .......................................         19,200
     500     LEGGETT & PLATT, INC ............................         10,718
     500     MILLER (HERMAN), INC ............................         11,500
     657     NEWELL RUBBERMAID, INC ..........................         19,053
     600     STEELCASE, INC ..................................          7,200
     600     U.S. INDUSTRIES, INC ............................          8,400
                                                                 ------------
                                                                       97,985
                                                                 ------------
 FURNITURE AND HOMEFURNISHINGS STORES--0.24%
     500   * BED BATH & BEYOND, INC .........................         17,375
     500   * BEST BUY, INC ...................................         25,093
     400   * CDNOW, INC ......................................          3,950
     600     CIRCUIT CITY STORES-CIRCUIT CITY GROUP ..........         27,037
     300   * COMPUSA, INC ....................................          1,537
     200   * ELECTRONICS BOUTIQUE HOLDINGS CORP ..............          3,600
     200     HAVERTY FURNITURE COS, INC ......................          2,525
     200   * LINENS 'N THINGS, INC ...........................          5,925
     300   * MUSICLAND STORES CORP ...........................          2,531
     500     PIER 1 IMPORTS, INC .............................          3,187
     700     TANDY CORP ......................................         34,431
     100   * WILLIAMS-SONOMA, INC ............................          4,600
                                                                 ------------
                                                                      131,791
                                                                 ------------
 GENERAL BUILDING CONTRACTORS--0.04%
     300     CENTEX CORP .....................................          7,406
     300   * CROSSMANN COMMUNITIES, INC ......................          4,650
     200     KAUFMAN & BROAD HOME CORP .......................          4,837
     100   * NVR, INC ........................................          4,775

See notes to financial statements.
                                                                             11

 SHARES                                                               VALUE
 ------                                                            ------------
 GENERAL BUILDING CONTRACTORS--(Continued)
   100      STANDARD-PACIFIC CORP ..............................   $      1,100
                                                                   ------------
                                                                         22,768
                                                                   ------------
 GENERAL MERCHANDISE STORES--2.36%
   300    * BJ'S WHOLESALE CLUB, INC ...........................         10,950
   300      CASEY'S GENERAL STORES, INC ........................          3,131
   500    * CONSOLIDATED STORES CORP ...........................          8,125
   150    * COST PLUS, INC .....................................          5,343
   800    * COSTCO WHOLESALE CORP ..............................         73,000
 1,700      DAYTON HUDSON CORP .................................        124,843
   400      DILLARDS, INC (CLASS A) ............................          8,075
   375      DOLLAR GENERAL CORP ................................          8,531
   300    * DOLLAR TREE STORES, INC ............................         14,531
   500      FAMILY DOLLAR STORES, INC ..........................          8,156
 1,100    * FEDERATED DEPARTMENT STORES, INC ...................         55,618
   100    * HARCOURT GENERAL, INC ..............................          4,025
 1,500    * K MART CORP ........................................         15,093
   500    * KOHLS CORP .........................................         36,093
 1,450      MAY DEPARTMENT STORES CO ...........................         46,762
   100    * NEIMAN MARCUS GROUP, INC (CLASS A) .................          2,793
   700      PENNEY, (J.C.) CO, INC .............................         13,956
   600    * SAKS, INC ..........................................          9,337
 1,700      SEARS ROEBUCK & CO .................................         51,743
   100    * SHOPKO STORES, INC .................................          2,300
   800    * VENATOR GROUP, INC .................................          5,600
11,200      WAL-MART STORES, INC ...............................        774,200
                                                                   ------------
                                                                      1,282,205
                                                                   ------------
 HEALTH SERVICES--0.34%
   100    * BEVERLY ENTERPRISES, INC ...........................            437
 2,600      COLUMBIA/HCA HEALTHCARE CORP .......................         76,212
   100    * ENZO BIOCHEMICAL, INC ..............................          4,506
   200    * EXPRESS SCRIPTS, INC ...............................         12,800
   800    * HEALTH MANAGEMENT ASSOCIATES, INC
            (CLASS A) (NEW) ....................................         10,700
 1,900    * HEALTHSOUTH CORP ...................................         10,212
 1,100    * INTEGRATED HEALTH SERVICES, INC ....................             99
   200    * LASER VISION CENTERS, INC ..........................          2,112
   184    * LIFEPOINT HOSPITALS, INC ...........................          2,173
   200    * LINCARE HOLDINGS, INC ..............................          6,937
   400    * MATRIA HEALTHCARE, INC .............................          1,650
   100    * PEDIATRIX MEDICAL GROUP, INC .......................            700
   300    * PHYCOR, INC ........................................            562
   300    * QUEST DIAGNOSTICS, INC .............................          9,168
   900    * QUORUM HEALTH GROUP, INC ...........................          8,381
   200    * RENAL CARE GROUP, INC ..............................          4,675
 1,000    * TENET HEALTHCARE CORP ..............................         23,500
   300    * TOTAL RENAL CARE HOLDINGS, INC .....................          2,006
   184    * TRIAD HOSPITALS, INC ...............................          2,783
   100    * UNIVERSAL HEALTH SERVICES, INC .....................          3,600
                                                                   ------------
                                                                        183,213
                                                                   ------------
 HEAVY CONSTRUCTION, EXCEPT BUILDING--0.08%
   100    * DYCOM INDUSTRIES, INC ..............................          4,406
   600      FLUOR CORP .........................................         27,525
   200      FOSTER WHEELER CORP ................................          1,775
   100    * INSITUFORM TECHNOLOGIES, INC (CLASS A) .............          2,825
   200    * MASTEC, INC ........................................          8,900
                                                                   ------------
                                                                         45,431
                                                                   ------------
 HOLDING AND OTHER INVESTMENT OFFICES--0.73%
   600      AMB PROPERTY CORP ..................................         11,962
   400      AMERICAN INDUSTRIAL PROPERTIES REIT ................          4,950
   400      APARTMENT INVESTMENT & MANAGEMENT
            CO .................................................         15,925
   300      ARCHSTONE COMMUNITIES TRUST ........................          6,150
   300      AVALONBAY COMMUNITIES, INC .........................         10,293
   300      BEDFORD PROPERTY INVESTORS, INC ....................          5,118

 SHARES                                                               VALUE
 ------                                                            ------------
   300      BOSTON PROPERTIES, INC .............................   $      9,337
   300      BRANDYWINE REALTY TRUST ............................          4,912
   200      CAMDEN PROPERTY TRUST ..............................          5,475
   800      CAPITAL AUTOMOTIVE REIT ............................          9,750
   200      CARRAMERICA REALTY CORP ............................          4,225
   200      CENTERPOINT PROPERTIES CORP ........................          7,175
   200      COLONIAL PROPERTIES TRUST ..........................          4,637
   600      CORNERSTONE PROPERTIES, INC ........................          8,775
   100      COUSINS PROPERTIES, INC ............................          3,393
   400      CRESCENT REAL ESTATE EQUITIES CO ...................          7,350
   100      DEVELOPERS DIVERSIFIED REALTY CORP .................          1,287
   600      DUKE-WEEKS REALTY CORP .............................         11,700
   300      EASTGROUP PROPERTIES, INC ..........................          5,550
 1,100      EQUITY OFFICE PROPERTIES TRUST .....................         27,087
   600      EQUITY RESIDENTIAL PROPERTIES TRUST CO .............         25,612
   300      FEDERAL REALTY INVESTMENT TRUST ....................          5,643
   300      FELCOR LODGING TRUST, INC ..........................          5,250
   100      FIRST INDUSTRIAL REALTY TRUST, INC .................          2,743
   200      FRANCHISE FINANCE CORP OF AMERICA ..................          4,787
   200      GENERAL GROWTH PROPERTIES, INC .....................          5,600
   200      HEALTH CARE PROPERTY INVESTORS, INC ................          4,775
   200      HIGHWOODS PROPERTIES, INC ..........................          4,650
   300      HOSPITALITY PROPERTIES TRUST .......................          5,718
   200      INDYMAC MORTGAGE HOLDINGS, INC .....................          2,550
   200      KIMCO REALTY CORP ..................................          6,775
   400      LIBERTY PROPERTY TRUST CO ..........................          9,700
   100      MACERICH CO ........................................          2,081
   200      MACK-CALI REALTY CORP ..............................          5,212
   300      MERISTAR HOSPITALITY CORP ..........................          4,800
   900      NEW PLAN EXCEL REALTY TRUST ........................         14,231
   300      PAN PACIFIC RETAIL PROPERTIES, INC .................          4,893
   100      POST PROPERTIES, INC ...............................          3,825
   200      PRENTISS PROPERTIES TRUST ..........................          4,200
   300      PRIME GROUP REALTY TRUST ...........................          4,556
   400      PRISON REALTY TRUST, INC ...........................          2,025
   300      PROLOGIS TRUST .....................................          5,775
   400      PUBLIC STORAGE, INC ................................          9,075
   300      RECKSON ASSOCIATES REALTY CORP .....................          6,150
   300      ROUSE CO ...........................................          6,375
   100      SHURGARD STORAGE CENTERS, INC ......................          2,318
   400      SIMON PROPERTY GROUP, INC ..........................          9,175
   300      SPIEKER PROPERTIES, INC ............................         10,931
   303      STARWOOD FINANCIAL TRUST ...........................          5,132
   200      TANGER FACTORY OUTLET CENTERS, INC .................          4,150
   100      TOWN & COUNTRY TRUST ...............................          1,793
   500      UNITED DOMINION REALTY TRUST, INC ..................          4,937
   900      VENTAS, INC ........................................          3,768
   300      VORNADO REALTY TRUST ...............................          9,750
   200      WASHINGTON REAL ESTATE INVESTMENT
            TRUST ..............................................          3,000
   200      WEINGARTEN REALTY INVESTORS, INC ...................          7,787
   100      WHITE MOUNTAINS INSURANCE ..........................         12,050
                                                                   ------------
                                                                        396,843
                                                                   ------------
 HOTELS AND OTHER LODGING PLACES--0.12%
   500    * AZTAR CORP .........................................          5,437
   100    * CRESTLINE CAPITAL CORP .............................          2,062
   400    * EXTENDED STAY AMERICA, INC .........................          3,050
   550      HILTON HOTELS CORP .................................          5,293
   400    * MANDALAY RESORT GROUP ..............................          8,050
   100    * MGM GRAND, INC .....................................          5,031
 1,200    * PARK PLACE ENTERTAINMENT CORP. .....................         15,000
   800      STARWOOD HOTELS & RESORTS
            WORLDWIDE ..........................................         18,800
   100    * TRENDWEST RESORTS, INC .............................          2,250
                                                                   ------------
                                                                         64,973
                                                                   ------------

12                            See notes to financial statements.

 SHARES                                                           VALUE
 ------                                                        ------------
 INDUSTRIAL MACHINERY AND EQUIPMENT--9.06%
    1,600   * 3COM CORP ....................................   $     75,200
      300   * ADAPTEC, INC .................................         14,962
      500   * AMERICAN STANDARD COS, INC ...................         22,937
      600   * APPLE COMPUTER, INC ..........................         61,687
    1,600   * APPLIED MATERIALS, INC .......................        202,700
      200     APPLIED POWER, INC (CLASS A) .................          7,350
      100   * ASYST TECHNOLOGIES, INC ......................          6,556
      800     BAKER HUGHES, INC ............................         16,850
      300     BLACK & DECKER CORP ..........................         15,675
      700     BRUNSWICK CORP ...............................         15,575
      200   * C-CUBE MICROSYSTEMS, INC .....................         12,450
      700   * CABLETRON SYSTEMS, INC .......................         18,200
    1,100     CATERPILLAR, INC .............................         51,768
      400   * CIRRUS LOGIC, INC ............................          5,325
   13,300   * CISCO SYSTEMS, INC ...........................      1,424,762
      700     CMI CORP .....................................          4,943
    7,200     COMPAQ COMPUTER CORP .........................        194,850
      200   * COOPER CAMERON CORP ..........................          9,787
      500     CUMMINS ENGINE CO, INC .......................         24,156
      900     DEERE & CO ...................................         39,037
    8,400   * DELL COMPUTER CORP ...........................        428,400
      300     DIEBOLD, INC .................................          7,050
      300     DONALDSON CO, INC ............................          7,218
    1,100     DOVER CORP ...................................         49,912
    4,100   * EMC CORP .....................................        447,925
      200   * EMULEX CORP ..................................         22,500
      200   * EXTREME NETWORKS, INC ........................         16,700
      300     FLOWSERVE CORP ...............................          5,100
      800   * FSI INTERNATIONAL, INC .......................          9,200
      100   * GARDNER DENVER, INC ..........................          1,668
      600   * GATEWAY, INC .................................         43,237
      300   * GLOBAL IMAGING SYSTEMS, INC ..................          3,675
      700 x * HARNISCHFEGER INDUSTRIES, INC ................            284
    3,500     HEWLETT-PACKARD CO ...........................        398,781
      100     IDEX CORP ....................................          3,037
      100   * IN FOCUS SYSTEMS, INC ........................          2,318
      400     INGERSOLL-RAND CO ............................         22,025
    7,300     INTERNATIONAL BUSINESS MACHINES CORP .........        788,400
      300     JLG INDUSTRIES, INC ..........................          4,781
      100   * KRONOS, INC ..................................          6,000
      100   * KULICHE & SOFFA INDUSTRIES, INC ..............          4,256
      200   * LAM RESEARCH CORP ............................         22,312
      500   * LEXMARK INTERNATIONAL GROUP (CLASS A).........         45,250
      300     LINCOLN ELECTRIC HOLDINGS CO .................          6,187
      800   * MAXTOR CORP ..................................          5,800
      200   * MICROS SYSTEMS, INC ..........................         14,800
      200   * NOVELLUS SYSTEMS, INC ........................         24,506
      600     PALL CORP ....................................         12,937
      300     PENTAIR, INC .................................         11,550
    1,300     PITNEY BOWES, INC ............................         62,806
      800   * QUANTUM CORP-DLT & STORAGE SYSTEM
              GROUP ........................................         12,100
      400   * QUANTUM CORP-HARD DISK DRIVE GROUP ...........          2,775
      200     ROPER INDUSTRIES, INC ........................          7,562
      100   * SANDISK CORP .................................          9,625
      900   * SEAGATE TECHNOLOGY, INC ......................         41,906
      700   * SILICON GRAPHICS, INC ........................          6,868
      100   * SILICON VALLEY GROUP, INC ....................          1,775
      200   * SMITH INTERNATIONAL, INC .....................          9,937
      400   * STORAGE TECHNOLOGY CORP ......................          7,375
      300     SYMBOL TECHNOLOGIES, INC .....................         19,068
      100     TECUMSEH PRODUCTS CO (CLASS A) ...............          4,718
      120   * TENNECO AUTOMOTIVE, INC ......................          1,117
      200   * TEREX CORP ...................................          5,550
      200     TIMKEN CO ....................................          4,087
    1,000   * UNISYS CORP ..................................         31,937

 SHARES                                                           VALUE
 ------                                                        ------------
      400   * VARCO INTERNATIONAL, INC .....................   $      4,075
      200   * VISUAL NETWORKS, INC .........................         15,850
      700   * WESTERN DIGITAL CORP .........................          2,931
      200   * XIRCOM, INC ..................................         15,000
      400     YORK INTERNATIONAL CORP ......................         10,975
      100   * ZEBRA TECHNOLOGY CORP ........................          5,850
                                                               ------------
                                                                  4,924,466
                                                               ------------
 INSTRUMENTS AND RELATED PRODUCTS--1.86%
      100   * AFFYMETRIX, INC ..............................         16,968
      500   * ALARIS MEDICAL, INC ..........................            937
      200   * BARD (C.R.), INC .............................         10,600
      200     BAUSCH & LOMB, INC ...........................         13,687
    1,100     BAXTER INTERNATIONAL, INC ....................         69,093
      300     BECKMAN COULTER, INC .........................         15,262
      800     BECTON DICKINSON & CO ........................         21,400
      300     BIOMET, INC ..................................         12,000
      900   * BOSTON SCIENTIFIC CORP .......................         19,687
      200   * BRITESMILE, INC ..............................          1,625
      100   * COGNEX CORP...................................          3,900
      200   * CONMED CORP ..................................          5,175
      100     COOPER COS, INC ..............................          3,012
      100   * CREDENCE SYSTEMS CORP ........................          8,650
      100   * CYBERONICS, INC ..............................          1,593
      100   * CYMER, INC ...................................          4,600
      100   * CYTYC CORP ...................................          6,106
      100     DATASCOPE CORP ...............................          4,000
      400     DENTSPLY INTERNATIONAL, INC ..................          9,450
    1,300     EASTMAN KODAK CO .............................         86,125
      100   * GLIATECH, INC ................................          1,662
    1,072   * GUIDANT CORP .................................         50,384
      300     JOHNSON CONTROLS, INC ........................         17,062
      400   * KLA-TENCOR CORP ..............................         44,550
      100   * LITTON INDUSTRIES, INC .......................          4,987
      100   * LTX CORP .....................................          2,237
      100   * MEDICAL MANAGER CORP .........................          8,425
    4,636     MEDTRONIC, INC ...............................        168,924
      100     MENTOR CORP ..................................          2,581
      200   * METTLER-TOLEDO INTERNATIONAL, INC ............          7,637
      100     MILLIPORE CORP ...............................          3,862
      100   * MINIMED, INC .................................          7,325
      100   * MKS INSTRUMENTS, INC .........................          3,612
      200   * NOVOSTE CORP .................................          3,300
      100     OPTICAL COATING LABORATORIES, INC ............         29,600
      150   * PE CORP-CELERA GENOMICS GROUP ................         22,350
      300     PE CORP-PE BIOSYSTEMS GROUP ..................         36,093
      100   * PERKINELMER, INC .............................          4,168
      300     POLAROID CORP ................................          5,643
    1,000     RAYTHEON CO (CLASS B) ........................         26,562
      200   * RESMED, INC ..................................          8,350
      400   * SCOTT TECHNOLOGIES, INC ......................          7,550
      400   * ST. JUDE MEDICAL, INC ........................         12,275
      300   * STERIS CORP ..................................          3,093
      200     STRYKER CORP .................................         13,925
      300   * SUMMIT TECHNOLOGY, INC .......................          3,506
      400   * SUNRISE TECHNOLOGY INTERNATIONAL, INC.........          4,725
      300   * SYBRON INTERNATIONAL CORP ....................          7,406
      500     TEKTRONIX, INC ...............................         19,437
      100     TELEFLEX, INC ................................          3,131
      700   * TERADYNE, INC ................................         46,200
    1,100   * THERMO ELECTRON CORP .........................         16,500
      100   * THERMOQUEST CORP .............................          1,031
      300   * VISX, INC ....................................         15,525
      200     VITAL SIGNS, INC .............................          4,575
      300   * WATERS CORP ..................................         15,900
      200   * WESLEY JESSEN VISIONCARE, INC ................          7,575
    2,400     XEROX CORP ...................................         54,450
                                                               ------------
                                                                  1,009,988
                                                               ------------

See notes to financial statements.
                                                                             13

 SHARES                                                            VALUE
 ------                                                         ------------
 INSURANCE AGENTS, BROKERS AND SERVICE--0.17%
   100      CRAWFORD & CO (CLASS B) .........................   $      1,362
   100    * FIRST HEALTH GROUP CORP .........................          2,687
   900      MARSH & MCLENNAN COS, INC .......................         86,118
                                                                ------------
                                                                      90,167
                                                                ------------
 INSURANCE CARRIERS--4.29%
   400      20TH CENTURY INDUSTRIES .........................          7,725
   600      AETNA, INC ......................................         33,487
 1,300      AFLAC, INC ......................................         61,343
   400      ALLMERICA FINANCIAL CORP ........................         22,250
 2,400      ALLSTATE CORP ...................................         57,600
   500      AMBAC FINANCIAL GROUP, INC ......................         26,093
   200      AMERICAN FINANCIAL GROUP, INC ...................          5,275
 1,000      AMERICAN GENERAL CORP ...........................         75,875
 5,220      AMERICAN INTERNATIONAL GROUP, INC ...............        564,412
   750      AON CORP ........................................         30,000
   600      AXA FINANCIAL, INC ..............................         20,325
    10    * BERKSHIRE HATHAWAY, INC (CLASS B) ...............         18,300
   623      CHUBB CORP ......................................         35,082
   900      CIGNA CORP ......................................         72,506
   700      CINCINNATI FINANCIAL CORP .......................         21,831
14,150      CITIGROUP, INC ..................................        786,209
   300    * CNA FINANCIAL CORP ..............................         11,681
   100      COMMERCE GROUP, INC .............................          2,612
   700      CONSECO, INC ....................................         12,512
   200      ENHANCE FINANCIAL SERVICES GROUP, INC ...........          3,250
   100      ERIE INDEMNITY CO (CLASS A) .....................          3,237
   200      EVEREST REINSURANCE HOLDINGS, INC ...............          4,462
   400      FBL FINANCIAL GROUP, INC (CLASS A) ..............          8,000
   120      FIDELITY NATIONAL FINANCIAL, INC ................          1,725
   100      FINANCIAL SECURITY ASSURANCE
            HOLDINGS LTD ....................................          5,212
   300      FIRST AMERICAN FINANCIAL CORP ...................          3,731
   900    * FOUNDATION HEALTH SYSTEMS (CLASS A) .............          8,943
   600      HARTFORD FINANCIAL SERVICES
            GROUP, INC ......................................         28,425
   200      HARTFORD LIFE, INC (CLASS A) ....................          8,800
   200      HORACE MANN EDUCATORS CORP ......................          3,925
   600    * HUMANA, INC .....................................          4,912
   400      JEFFERSON-PILOT CORP ............................         27,300
   100      LANDAMERICA FINANCIAL GROUP, INC ................          1,837
   600      LINCOLN NATIONAL CORP ...........................         24,000
   200      LOEWS CORP ......................................         12,137
   400      MBIA, INC .......................................         21,125
   700      MGIC INVESTMENT CORP ............................         42,131
   100      MONY GROUP, INC .................................          2,918
   300      NATIONWIDE FINANCIAL SERVICES, INC
            (CLASS A) .......................................          8,381
   700      OLD REPUBLIC INTERNATIONAL CORP .................          9,537
   500    * OXFORD HEALTH PLANS, INC ........................          6,343
   300    * PACIFICARE HEALTH SYSTEMS, INC (CLASS A).........         15,900
   400      PMI GROUP, INC ..................................         19,525
   200      PROGRESSIVE CORP ................................         14,625
   300      RADIAN GROUP, INC ...............................         14,325
   150      REINSURANCE GROUP OF AMERICA, INC ...............          4,162
   200      RELIASTAR FINANCIAL CORP ........................          7,837
   200      SAFECO CORP .....................................          4,975
   700      ST. PAUL COS, INC ...............................         23,581
   700      TORCHMARK CORP ..................................         20,343
   200      TRAVELERS PROPERTY CASUALTY CORP ................          6,850
   400    * TRIAD GUARANTY, INC .............................          9,100
   100    * TRIGON HEALTHCARE, INC ..........................          2,950
   900      UNITED HEALTHCARE CORP ..........................         47,812
   573      UNUMPROVIDENT CORP ..............................         18,371
   200    * WELLPOINT HEALTH NETWORKS, INC ..................         13,187
                                                                ------------
                                                                   2,328,992
                                                                ------------

 SHARES                                                            VALUE
 ------                                                         ------------
 LEATHER AND LEATHER PRODUCTS--0.01%
   100    * TIMBERLAND CO ...................................   $      5,287
                                                                ------------
 LUMBER AND WOOD PRODUCTS--0.25%
 1,400      CLAYTON HOMES, INC ..............................         12,862
 1,000      GEORGIA-PACIFIC CORP (PACKING GROUP) ............         50,750
   900      LOUISIANA PACIFIC CORP ..........................         12,825
   800      WEYERHAEUSER CO .................................         57,450
                                                                ------------
                                                                     133,887
                                                                ------------
 METAL MINING--0.11%
   100    * BATTLE MOUNTAIN GOLD CO .........................            206
 1,200    * FREEPORT-MCMORAN COPPER & GOLD, INC
            (CLASS B) .......................................         25,350
 1,500      HOMESTAKE MINING CO .............................         11,718
   400      NEWMONT MINING CORP .............................          9,800
   172      PHELPS DODGE CORP ...............................         11,545
   100    * STILLWATER MINING CO ............................          3,187
                                                                ------------
                                                                      61,806
                                                                ------------
 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.41%
   100    * BRADY CORP (CLASS A) ............................          3,393
   400      CALLAWAY GOLF CO ................................          7,075
   800      HASBRO, INC .....................................         15,250
   100    * INTERNATIONAL GAME TECHNOLOGY CO ................          2,031
   300      JOSTENS, INC ....................................          7,293
   600    * LYDALL, INC .....................................          3,975
   500    * MARVEL ENTERPRISES ..............................          2,750
 1,280      MATTEL, INC .....................................         16,800
 1,700      MINNESOTA MINING & MANUFACTURING CO..............        166,387
                                                                ------------
                                                                     224,954
                                                                ------------
 MISCELLANEOUS RETAIL--0.73%
   700    * AMAZON.COM, INC .................................         53,287
   300    * BARNES & NOBLE, INC .............................          6,187
   500    * BORDERS GROUP, INC ..............................          8,031
   100    * CDW COMPUTER CENTERS, INC .......................          7,862
   100    * COLDWATER CREEK, INC ............................          2,050
 1,500      CVS CORP ........................................         59,906
   113    * EGGHEAD.COM, INC ................................          1,829
   100    * INSIGHT ENTERPRISES, INC ........................          4,062
   100    * ITURF, INC ......................................          1,243
   100    * JO-ANN STORES, INC (CLASS A) ....................          1,125
   200    * MICHAELS STORES, INC ............................          5,700
 2,450    * OFFICE DEPOT, INC ...............................         26,796
   100    * PC CONNECTION, INC ..............................          3,450
   200    * PETCO ANIMAL SUPPLIES, INC ......................          2,975
   900      RITE AID CORP ...................................         10,068
 1,700    * STAPLES, INC ....................................         35,275
   100    * SUNGLASS HUT INTERNATIONAL, INC .................          1,125
   200    * SYSTEMAX, INC ...................................          1,700
   200      TIFFANY & CO ....................................         17,850
 1,400    * TOYS R US, INC ..................................         20,037
   100    * VALUEVISION INTERNATIONAL, INC ..................          5,731
 3,500      WALGREEN CO .....................................        102,375
   100    * WHITEHALL JEWELLERS, INC ........................          3,687
   300    * ZALE CORP .......................................         14,512
                                                                ------------
                                                                     396,863
                                                                ------------
 MOTION PICTURES--1.13%
   200    * AMC ENTERTAINMENT, INC ..........................          1,725
   100    * CARMIKE CINEMAS, INC (CLASS A) ..................            781
 8,600      DISNEY (WALT) CO ................................        251,550
   100    * HOLLYWOOD ENTERTAINMENT CORP ....................          1,450
   466    * METRO-GOLDWYN-MAYER, INC ........................         10,980
   500    * METROMEDIA INTERNATIONAL GROUP, INC .............          2,375
   100    * PIXAR, INC ......................................          3,537
 4,700      TIME WARNER, INC ................................        340,456
                                                                ------------
                                                                     612,854
                                                                ------------

14                            See notes to financial statements.

 SHARES                                                            VALUE
 ------                                                         ------------
 NONDEPOSITORY INSTITUTIONS--1.79%
    1,900     AMERICAN EXPRESS CO ..........................   $    315,875
      300   * AMERICREDIT CORP .............................          5,550
      100   * ARCADIA FINANCIAL LTD ........................            443
    3,200     ASSOCIATES FIRST CAPITAL CORP ................         87,800
      900     CAPITAL ONE FINANCIAL CORP ...................         43,368
      300     CIT GROUP, INC (CLASS A) .....................          6,337
      800   * CONTIFINANCIAL CORP ..........................            187
      300     COUNTRYWIDE CREDIT INDUSTRIES, INC ...........          7,575
      100   * CREDITRUST CORP ..............................            768
    4,200     FEDERAL NATIONAL MORTGAGE
              ASSOCIATION ..................................        262,237
      200   * FINET.COM, INC ...............................            262
      200     FINOVA GROUP, INC ............................          7,100
    2,300     FREDDIE MAC ..................................        108,243
    2,200     HOUSEHOLD INTERNATIONAL, INC .................         81,950
      300     LEUCADIA NATIONAL CORP .......................          6,937
      500     METRIS COS, INC ..............................         17,843
      300   * NEXTCARD, INC ................................          8,662
      300     SLM HOLDINGS CORP ............................         12,675
                                                               ------------
                                                                    973,812
                                                               ------------
 NONMETALLIC MINERALS, EXCEPT FUELS--0.04%
      600     AMCOL INTERNATIONAL CORP .....................          9,675
      200     MARTIN MARIETTA MATERIALS, INC ...............          8,200
      100     VULCAN MATERIALS CO ..........................          3,993
                                                               ------------
                                                                     21,868
                                                               ------------
 OIL AND GAS EXTRACTION--0.72%
      300     ANADARKO PETROLEUM CORP ......................         10,237
      500     APACHE CORP ..................................         18,468
      300   * ATWOOD OCEANICS, INC .........................         11,587
      100   * BASIN EXPLORATION, INC .......................          1,762
      400     BERRY PETROLEUM CO (CLASS A) .................          6,050
      100   * BJ SERVICES CO ...............................          4,181
      200   * BROWN (TOM), INC .............................          2,675
      400     BURLINGTON RESOURCES, INC ....................         13,225
      100   * CAL DIVE INTERNATIONAL, INC ..................          3,312
      300   * CONSOL ENERGY, INC ...........................          3,037
      400     CROSS TIMBERS OIL CO .........................          3,625
       89     DEVON ENERGY CORP (NEW) ......................          2,925
      400     DIAMOND OFFSHORE DRILLING, INC ...............         12,225
      600     ENSCO INTERNATIONAL, INC .....................         13,725
      300   * EOG RESOURCES, INC ...........................          5,268
      300   * FOREST OIL CORP ..............................          3,956
      285   * FRIEDE GOLDMAN HALTER, INC ...................          1,977
    1,400   * GLOBAL INDUSTRIES LTD ........................         12,075
      500   * GLOBAL MARINE, INC ...........................          8,312
      900   * GREY WOLF, INC ...............................          2,587
    1,400     HALLIBURTON CO ...............................         56,350
      400   * HARKEN ENERGY CORP ...........................            300
      300     HELMERICH & PAYNE, INC .......................          6,543
      400     KERR-MCGEE CORP ..............................         24,800
      200   * MARINE DRILLING CO, INC ......................          4,487
      200   * MERIDIAN RESOURCE CORP .......................            612
      200   * NABORS INDUSTRIES, INC .......................          6,187
      100     NOBLE AFFILIATES, INC ........................          2,143
      500   * NOBLE DRILLING CORP ..........................         16,375
      100   * NUEVO ENERGY CO ..............................          1,875
    1,000     OCCIDENTAL PETROLEUM CORP ....................         21,625
    1,700   * OCEAN ENERGY, INC (NEW) ......................         13,175
      200   * OCEANEERING INTERNATIONAL, INC ...............          2,987
    1,000   * PARKER DRILLING CO ...........................          3,187
      100   * PATTERSON ENERGY, INC ........................          1,300
      800   * PIONEER NATURAL RESOURCES CO .................          7,150
      800   * R & B FALCON CORP ............................         10,600
      400   * ROWAN COS, INC ...............................          8,675
      900     RPC, INC .....................................          5,175

 SHARES                                                            VALUE
 ------                                                        ------------
    1,000   * SANTA FE SNYDER CORP .........................   $      8,000
      300   * SYNTROLEUM CORP ..............................          2,437
      300   * TRANSOCEAN SEDCO FOREX, INC ..................         10,106
    1,000     UNION PACIFIC RESOURCES GROUP, INC ...........         12,750
      200     VASTAR RESOURCES, INC ........................         11,800
      100   * VINTAGE PETROLEUM, INC .......................          1,206
      300   * WEATHERFORD INTERNATIONAL ....................         11,981
                                                               ------------
                                                                    393,035
                                                               ------------
 PAPER AND ALLIED PRODUCTS--0.80%
      400     AVERY DENNISON CORP ..........................         29,150
      300     BEMIS, INC ...................................         10,462
      400     BOISE CASCADE CORP ...........................         16,200
      200     BOWATER, INC .................................         10,862
      300   * BUCKEYE TECHNOLOGIES, INC ....................          4,462
      300     CHAMPION INTERNATIONAL CORP ..................         18,581
      700     FORT JAMES CORP ..............................         19,162
      600     GLATFELTER (P.H.) CO .........................          8,737
    1,445     INTERNATIONAL PAPER CO .......................         81,552
      100   * IVEX PACKAGING CORP ..........................          1,000
    2,100     KIMBERLY-CLARK CORP ..........................        137,025
      100   * MAIL-WELL, INC ...............................          1,350
      200     MEAD CORP ....................................          8,687
      100   * POTLATCH CORP ................................          4,462
      500     ROCK-TENN CO (CLASS A) .......................          7,375
      800   * SMURFIT-STONE CONTAINER CORP .................         19,600
      400     SONOCO PRODUCTS CO ...........................          9,100
      100     ST. JOE CO ...................................          2,431
      200     TEMPLE-INLAND, INC ...........................         13,187
      300     WESTVACO CORP ................................          9,787
      400     WILLAMETTE INDUSTRIES, INC ...................         18,575
                                                               ------------
                                                                    431,747
                                                               ------------
 PERSONAL SERVICES--0.06%
      400     BLOCK (H&R), INC .............................         17,500
      100   * CARRIAGE SERVICES, INC (CLASS A) .............            593
      200     CINTAS CORP ..................................         10,625
      500     SERVICE CORP INTERNATIONAL ...................          3,468
                                                               ------------
                                                                     32,186
                                                               ------------
 PETROLEUM AND COAL PRODUCTS--3.50%
      500     AMERADA HESS CORP ............................         28,375
      200     ASHLAND, INC .................................          6,587
    1,100     ATLANTIC RICHFIELD CO ........................         95,150
      200     BP AMOCO PLC (SPONS ADR) .....................         11,862
    2,600     CHEVRON CORP .................................        225,225
    3,139     CONOCO, INC (CLASS B) ........................         78,082
      100     ELCOR CORP ...................................          3,012
   14,364     EXXON MOBIL CORP .............................      1,157,199
      200     MURPHY OIL CORP ..............................         11,475
      200     PENNZOIL-QUAKER STATE CO .....................          2,037
    1,000     PHILLIPS PETROLEUM CO ........................         47,000
      400     SUNOCO, INC ..................................          9,400
      300   * TESORO PETROLEUM CORP ........................          3,468
    1,900     TEXACO, INC ..................................        103,193
      800     TOSCO CORP ...................................         21,750
      900     ULTRAMAR DIAMOND SHAMROCK CORP ...............         20,418
      700     UNOCAL CORP ..................................         23,493
    1,800     USX-MARATHON GROUP, INC ......................         44,437
      500   * VALERO ENERGY CORP ...........................          9,937
                                                               ------------
                                                                  1,902,100
                                                               ------------
 PRIMARY METAL INDUSTRIES--0.42%
    1,300     ALCOA, INC ...................................        107,900
      300     ALLEGHENY TECHNOLOGIES, INC ..................          6,731
      100     BELDEN, INC ..................................          2,100
    1,100   * BETHLEHEM STEEL CORP .........................          9,212
      100   * CABLE DESIGN TECHNOLOGIES CO .................          2,300
      200     CARPENTER TECHNOLOGY CORP ....................          5,487

See notes to financial statements.
                                                                             15

 SHARES                                                               VALUE
 ------                                                            ------------
 PRIMARY METAL INDUSTRIES--(Continued)
     600     ENGELHARD CORP ....................................   $     11,325
   1,200   * LTV CORP ..........................................          4,950
     100   * MAXXAM, INC .......................................          4,287
     200   * MUELLER INDUSTRIES, INC ...........................          7,250
     300     NUCOR CORP ........................................         16,443
     600   * OPTICAL CABLE CORP ................................         12,000
     300     QUANEX CORP .......................................          7,650
     100     REYNOLDS METALS CO ................................          7,662
     500     USX-US STEEL GROUP, INC ...........................         16,500
     400     WORTHINGTON INDUSTRIES, INC .......................          6,625
                                                                   ------------
                                                                        228,422
                                                                   ------------
 PRINTING AND PUBLISHING--0.80%
     400     AMERICAN GREETINGS CORP (CLASS A) .................          9,450
     300     BANTA CORP ........................................          6,768
     800     BELO (A.H.) CORP SERIES A .........................         15,250
     200     CENTRAL NEWSPAPERS, INC (CLASS A) .................          7,875
     500     DELUXE CORP .......................................         13,718
     700     DONNELLEY (R.R.) & SONS CO ........................         17,368
     100     DOW JONES & CO, INC ...............................          6,800
   1,300     GANNETT CO, INC ...................................        106,031
     700     HARLAND (JOHN H.) CO ..............................         12,818
     100   * IDG BOOKS WORLDWIDE, INC ..........................          1,156
     200     KNIGHT-RIDDER, INC ................................         11,900
     300     LEE ENTERPRISES, INC ..............................          9,581
     700     MCGRAW HILL COS, INC ..............................         43,137
     100   * MEDIA GENERAL, INC (CLASS A) ......................          5,200
     200     MEREDITH CORP .....................................          8,337
     500     NEW YORK TIMES CO (CLASS A) .......................         24,562
     800   * PRIMEDIA, INC .....................................         13,200
     400     REYNOLDS & REYNOLDS CO (CLASS A) ..................          9,000
     300     SCRIPPS (E.W.) CO (CLASS A) .......................         13,443
     700     TRIBUNE CO ........................................         38,543
     200     WALLACE COMPUTER SERVICES, INC ....................          3,325
     100     WASHINGTON POST CO (CLASS B) ......................         55,587
     100     WILEY (JOHN) & SONS, INC (CLASS A) ................          1,675
     100   * ZIFF-DAVIS, INC-ZDNET .............................          1,581
                                                                   ------------
                                                                        436,305
                                                                   ------------
 RAILROAD TRANSPORTATION--0.32%
   2,000     BURLINGTON NORTHERN SANTA FE CORP .................         48,500
     700     CSX CORP ..........................................         21,962
     700     KANSAS CITY SOUTHERN INDUSTRIES, INC ..............         52,237
     900     NORFOLK SOUTHERN CORP .............................         18,450
     800     UNION PACIFIC CORP ................................         34,900
                                                                   ------------
                                                                        176,049
                                                                   ------------
 REAL ESTATE--0.02%
     300     ARDEN REALTY GROUP, INC ...........................          6,018
     100   * FAIRFIELD COMMUNITIES, INC ........................          1,075
     100     STEWART ENTERPRISES, INC (CLASS A) ................            475
     200   * TRAMMELL CROW CO ..................................          2,325
                                                                   ------------
                                                                          9,893
                                                                   ------------
 RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS--0.37%
     100     APTARGROUP, INC ...................................          2,512
     400     ARMSTRONG WORLD INDUSTRIES, INC ...................         13,350
     300     BANDAG, INC .......................................          7,500
     100   * CARLISLE COS, INC .................................          3,600
     700     COOPER TIRE & RUBBER CO ...........................         10,893
     300     GOODYEAR TIRE & RUBBER CO .........................          8,456
   1,004     ILLINOIS TOOL WORKS, INC ..........................         67,832
     300     MYERS INDUSTRIES, INC .............................          4,725
     500     NIKE, INC (CLASS B) ...............................         24,781
     600   * PACTIV CORP .......................................          6,375
     300   * SAFESKIN CORP .....................................          3,637
     400   * SEALED AIR CORP ...................................         20,725
     600     SOLUTIA, INC ......................................          9,262

 SHARES                                                               VALUE
 ------                                                            ------------
     900     TUPPERWARE CORP ...................................   $     15,243
     300   * U.S. PLASTIC LUMBER CORP ..........................          2,306
                                                                   ------------
                                                                        201,197
                                                                   ------------
 SECURITY AND COMMODITY BROKERS--1.46%
     200   * AFFILIATED MANAGERS GROUP, INC ....................          8,087
     200   * AMERITRADE HOLDINGS CORP (CLASS A) ................          4,337
     430     BEAR STEARNS COS, INC .............................         18,382
     100     DAIN RAUSCHER CORP ................................          4,650
     500   * E TRADE GROUP, INC ................................         13,062
     400     EDWARDS (A.G.), INC ...............................         12,825
     800     FEDERATED INVESTORS, INC ..........................         16,050
     800     FRANKLIN RESOURCES, INC ...........................         25,650
     400   * KNIGHT/TRIMARK GROUP, INC .........................         18,400
     100     LEGG MASON, INC ...................................          3,625
     400     LEHMAN BROTHERS HOLDINGS, INC .....................         33,875
   1,400     MERRILL LYNCH & CO, INC ...........................        116,900
   2,200     MORGAN STANLEY, DEAN WITTER, & CO .................        314,050
     400     PAINE WEBBER GROUP, INC ...........................         15,525
     700     PRICE (T. ROWE) ASSOCIATES, INC ...................         25,856
     200     RAYMOND JAMES FINANCIAL CORP ......................          3,737
   2,700     SCHWAB (CHARLES) CORP .............................        103,612
     100     SOUTHWEST SECURITIES GROUP, INC ...................          2,737
     400     THE GOLDMAN SACHS GROUP, INC ......................         37,675
     300     UNITED ASSET MANAGEMENT CORP ......................          5,568
     400     WADDELL & REED FINANCIAL, INC (CLASS A) ...........         10,850
                                                                   ------------
                                                                        795,453
                                                                   ------------
 SOCIAL SERVICES--0.02%
     100   * BRIGHT HORIZONS FAMILY SOLUTIONS, INC .............          1,875
     300   * PROVANT, INC ......................................          7,575
                                                                   ------------
                                                                          9,450
                                                                   ------------
 SPECIAL TRADE CONTRACTORS--0.01%
     200   * QUANTA SERVICES, INC ..............................          5,650
                                                                   ------------
 STONE, CLAY, AND GLASS PRODUCTS--0.35%
     200     CENTEX CONSTRUCTION PRODUCTS, INC .................          7,800
   1,000     CORNING, INC ......................................        128,937
     100   * DEPARTMENT 56, INC ................................          2,262
     200   * DUPONT PHOTOMASKS, INC ............................          9,650
     200     LAFARGE CORP ......................................          5,525
     200     LIBBEY, INC .......................................          5,750
     300     OWENS CORNING CO ..................................          5,793
     300   * OWENS ILLINOIS, INC ...............................          7,518
     100     SOUTHDOWN, INC ....................................          5,162
     200     USG CORP ..........................................          9,425
                                                                   ------------
                                                                        187,822
                                                                   ------------
 TEXTILE MILL PRODUCTS--0.03%
     200   * MOHAWK INDUSTRIES, INC ............................          5,275
     400     RUSSELL CORP ......................................          6,700
     300     SHAW INDUSTRIES, INC ..............................          4,631
     100     WESTPOINT STEVENS, INC ............................          1,750
                                                                   ------------
                                                                         18,356
                                                                   ------------
 TOBACCO PRODUCTS--0.46%
     105     BROOKE GROUP LTD ..................................          1,568
  10,000     PHILIP MORRIS COS, INC ............................        231,875
     333     RJR REYNOLDS TOBACCO HOLDINGS, INC ................          5,869
     500     UST, INC ..........................................         12,593
                                                                   ------------
                                                                        251,905
                                                                   ------------
 TRANSPORTATION BY AIR--0.36%
     300     AIRBORNE FREIGHT CORP .............................          6,600
     100   * ALASKA AIR GROUP, INC .............................          3,512
     300   * AMERICA WEST HOLDINGS CORP (CLASS B) ..............          6,225
     500   * AMR CORP ..........................................         33,500
     300   * CONTINENTAL AIRLINES, INC (CLASS B) ...............         13,312
     700     DELTA AIRLINES, INC ...............................         34,868
   1,100   * FDX CORP ..........................................         45,031
     100   * MESABA HOLDINGS, INC ..............................          1,143
     300   * OFFSHORE LOGISTICS, INC ...........................          2,812
     200     PITTSTON BAX GROUP ................................          2,125

16                            See notes to financial statements.

 SHARES                                                                          VALUE
 ------                                                                       ------------
 TRANSPORTATION BY AIR--(Continued)
         1,500         SOUTHWEST AIRLINES CO ..............................   $     24,281
           200       * U.S. AIRWAYS GROUP, INC ............................          6,412
           200       * UAL CORP ...........................................         15,512
                                                                              ------------
                                                                                   195,333
                                                                              ------------
 TRANSPORTATION EQUIPMENT--2.51%
           200       * ABC RAIL PRODUCTS CORP .............................          1,650
           300         ARCTIC CAT, INC ....................................          3,000
           300         ARVIN INDUSTRIES, INC ..............................          8,512
           300         AUTOLIV, INC .......................................          8,775
           100       * BE AEROSPACE, INC ..................................            843
         4,000         BOEING CO ..........................................        166,250
           100         BORG-WARNER AUTOMOTIVE, INC ........................          4,050
           100         CLARCOR, INC .......................................          1,800
           400         CORDANT TECHNOLOGIES, INC ..........................         13,200
           600         DANA CORP ..........................................         17,962
           300         DANAHER CORP .......................................         14,475
         1,788         DELPHI AUTOMOTIVE SYSTEMS CORP .....................         28,161
           400         EATON CORP .........................................         29,050
           300         FEDERAL-MOGUL CORP .................................          6,037
           600         FLEETWOOD ENTERPRISES, INC .........................         12,375
         4,400         FORD MOTOR CO ......................................        235,585
           200         GENCORP, INC .......................................          1,975
           500         GENERAL DYNAMICS CORP ..............................         26,375
         2,700         GENERAL MOTORS CORP ................................        196,256
           400       * GENERAL MOTORS CORP (CLASS H).......................         38,400
           300       * GENTEX CORP ........................................          8,325
           568         GOODRICH (B.F.) CO .................................         15,620
           500         HARLEY DAVIDSON, INC ...............................         32,031
         3,150         HONEYWELL INTERNATIONAL, INC .......................        181,715
           800         ITT INDUSTRIES, INC ................................         26,750
         1,000         LOCKHEED MARTIN CORP ...............................         21,875
           100         MASCOTECH, INC .....................................          1,268
           400         MERITOR AUTOMOTIVE, INC ............................          7,750
           300       * NAVISTAR INTERNATIONAL CORP ........................         14,212
           500         NORTHROP GRUMMAN CORP ..............................         27,031
           400         PACCAR, INC ........................................         17,725
           200         POLARIS INDUSTRIES, INC ............................          7,250
           200         SMITH (A.O.) CORP ..................................          4,375
           100       * SPX CORP ...........................................          8,081
           400         TEXTRON, INC .......................................         30,675
           200         TRINITY INDUSTRIES, INC ............................          5,687
           600         TRW, INC ...........................................         31,162
         1,600         UNITED TECHNOLOGIES CORP ...........................        104,000
           298         WESTINGHOUSE AIR BRAKE CO ..........................          5,289
                                                                              ------------
                                                                                 1,365,552
                                                                              ------------
 TRANSPORTATION SERVICES--0.08%
           100       * C.H. ROBINSON WORLDWIDE, INC .......................          3,975
           100         EXPEDITORS INTERNATIONAL OF
                       WASHINGTON .........................................          4,381
           500         GALILEO INTERNATIONAL, INC .........................         14,968
           600         GATX CORP ..........................................         20,250
                                                                              ------------
                                                                                    43,574
                                                                              ------------
 TRUCKING AND WAREHOUSING--0.08%
           200         CNF TRANSPORTATION, INC ............................          6,900
           200       * CONSOLIDATED FREIGHTWAYS CORP ......................          1,587
           200       * COVENANT TRANSPORT, INC (CLASS A) ..................          3,475
           300       * M.S. CARRIERS, INC .................................          7,162
           400         ROADWAY EXPRESS, INC ...............................          8,650
           300         USFREIGHTWAYS CORP .................................         14,362
           100         WERNER ENTERPRISES, INC ............................          1,406
                                                                              ------------
                                                                                    43,542
                                                                              ------------
 WATER TRANSPORTATION--0.05%
           200         ALEXANDER & BALDWIN, INC ...........................          4,562
           600         TIDEWATER, INC .....................................         21,600
                                                                              ------------
                                                                                    26,162
                                                                              ------------
 SHARES                                                                          VALUE
 ------                                                                       ------------
 WHOLESALE TRADE-DURABLE GOODS--0.21%
           400       * ANICOM, INC ........................................   $      1,700
           200       * ARROW ELECTRONICS, INC .............................          5,075
           100       * AVNET, INC .........................................          6,050
           200         BRIGGS & STRATTON CORP .............................         10,725
           400         COMMERCIAL METALS CO ...............................         13,575
           200       * FISHER SCIENTIFIC INTERNATIONAL, INC ...............          7,225
           500         GENUINE PARTS CO ...................................         12,406
           100         GRAINGER (W.W.), INC ...............................          4,781
            44       * HUTTIG BUILDING PRODUCTS, INC ......................            217
           700         IKON OFFICE SOLUTIONS, INC .........................          4,768
           300       * INGRAM MICRO, INC (CLASS A) ........................          3,937
           400       * JLK DIRECT DISTRIBUTION, INC (CLASS A) .............          4,125
           200       * LANIER WORLDWIDE, INC ..............................            775
           200         LAWSON PRODUCTS, INC ...............................          4,625
           400       * MERISEL, INC .......................................            525
           100       * MIAMI COMPUTER SUPPLY CORP .........................          3,712
           100       * PATTERSON DENTAL CO ................................          4,262
           100       * SAFEGUARD SCIENTIFICS, INC .........................         16,206
           100       * SCP POOL CORP ......................................          2,593
           200       * TECH DATA CORP .....................................          5,425
                                                                              ------------
                                                                                   112,707
                                                                              ------------
 WHOLESALE TRADE-NONDURABLE GOODS--0.48%
           100       * AIRGAS, INC ........................................            950
           200       * AMERISOURCE HEALTH CORP (CLASS A) ..................          3,037
           600         BERGEN BRUNSWIG CORP (CLASS A) .....................          4,987
         1,100         CARDINAL HEALTH, INC ...............................         52,662
         2,200         ENRON CORP .........................................         97,625
           300         INTERNATIONAL MULTIFOODS CORP ......................          3,975
           100       * KENNETH COLE PRODUCTIONS, INC ......................          4,575
           655         MCKESSON HBOC, INC .................................         14,778
           300       * NU SKIN ENTERPRISES, INC (CLASS A) .................          2,718
           200       * SCHOOL SPECIALTY, INC ..............................          3,025
           100       * SMART & FINAL, INC .................................            725
         1,100         SUPERVALU, INC .....................................         22,000
           100       * SYNCOR INTERNATIONAL CORP ..........................          2,912
         1,000         SYSCO CORP .........................................         39,562
         1,200       * TERRA INDUSTRIES, INC ..............................          1,950
           200       * UNITED STATIONERS, INC .............................          5,712
                                                                              ------------
                                                                                   261,193
                                                                              ------------
                       TOTAL COMMON STOCK
                       (Cost $45,758,818) .................................     53,588,119
                                                                              ------------
     PRINCIPAL
     ---------
 SHORT TERM INVESTMENTS--1.26%
  U.S. GOVERNMENT AND AGENCIES--1.26%
                       FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)
     $ 215,000         5.405%, 02/25/00                                            213,209
       475,000         5.550%, 03/16/00                                            469,509
                                                                              ------------
                                                                                   682,718
                                                                              ------------
TOTAL SHORT TERM INVESTMENTS
   (Cost $682,718) .......................................................         682,718
                                                                                   -------
TOTAL PORTFOLIO
   (Cost $46,441,536) ....................................................     $54,270,837
                                                                               ===========
------------
* Non-income producing
x In Bankruptcy
#  Restricted Security-Investment in security not registered under the
   Securities Act of 1933 or not publicly traded on foreign markets. At December
   31, 1999, the value of this security amounted to $30 or 0.00% of net assets.

See notes to financial statements.

 Additional information on the restricted security is as follows:

                               ACQUISITION     ACQUISITION
          SECURITY                 DATE           COST
---------------------------   -------------   ------------
  PROCURENET, INC .........     04/15/99           $30
                                                   ===

At December 31, 1999, the aggregate cost of portfolio investments for federal income tax purposes was $46,502,151. Net unrealized appreciation aggregated $7,768,686, of which $11,067,864 related to appreciated portfolio investments and $3,299,178 related to depreciated portfolio investments.

18                            See notes to financial statements.

[TIAA CREF LOGO]
--------------------------------------------------------------------------------

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
 the Stock Index Fund of TIAA-CREF Life Funds:

The accompanying financial statements of the Stock Index Fund of TIAA-CREF Life Funds ("the Fund") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

TIAA-CREF Life Insurance Company ("TIAA-CREF Life") has established and maintains a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Fund's internal audit personnel provide a continuing review of the internal controls and operations of the Fund.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. The independent auditors' report, which appears on the following page, expresses an independent opinion on the fairness of presentation of these financial statements.


                                                /s/ Thomas G. Walsh
                                              ---------------------------------
                                                           President
                                                  and Chief Executive Officer



                                                /s/ Richard L. Ris
                                              ---------------------------------
                                                  Executive Vice President and
                                                  Principal Accounting Officer

[Ernst & Young LLP Letterhead]

                        REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Life Funds:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of the Stock Index Fund of TIAA-CREF Life Funds (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for the year then ended and for the period from December 1, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Stock Index Fund of the Fund at December 31, 1999, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and for the period from December 1, 1998 to December 31, 1998, in conformity with accounting principles generally accepted in the United States.

                             /s/ Ernst & Young LLP

February 4, 2000

       Ernst & Young LLP is a member of Ernst & Young International, Ltd.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1999

ASSETS
 Investments, at cost .................................................    $46,441,536
 Net unrealized appreciation of investments ...........................      7,829,301
                                                                           -----------
 Investments, at value ................................................     54,270,837
 Cash .................................................................         25,557
 Dividends and interest receivable ....................................         48,205
                                                                           -----------
                                                          TOTAL ASSETS      54,344,599
                                                                           -----------
LIABILITIES
 Payable for fund shares repurchased ..................................            186
 Accrued expenses .....................................................          3,752
                                                                           -----------
                                                     TOTAL LIABILITIES           3,938
                                                                           -----------
NET ASSETS ............................................................    $54,340,661
                                                                           ===========
Net assets consist of:
 Paid in capital ......................................................    $46,556,953
 Accumulated undistributed net investment income ......................            307
 Accumulated overdistributed net realized gain on investments .........        (45,900)
 Accumulated net unrealized appreciation on investments ...............      7,829,301
                                                                           -----------
NET ASSETS ............................................................    $54,340,661
                                                                           ===========
NUMBER OF SHARES OUTSTANDING, $.0001 par value,
 unlimited number of shares of beneficial interest authorized .........      1,746,701
                                                                           ===========
NET ASSET VALUE PER SHARE .............................................    $     31.11
                                                                           ===========

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                             STATEMENT OF OPERATIONS
                          Year Ended December 31, 1999

INVESTMENT INCOME
 Income:
  Dividends ....................................................    $  440,440
  Interest .....................................................        20,676
                                                                    ----------
                                                   TOTAL INCOME        461,116
                                                                    ----------
 Expenses--Notes 3 and 5:
  Management fee ...............................................       101,980
  Trustee fees and expenses ....................................           748
                                                                    ----------
                                          EXPENSES BEFORE WAIVER       102,728
  Less fee waived by the advisor ...............................        78,185
                                                                    ----------
                                                    NET EXPENSES        24,543
                                                                    ----------
                                          INVESTMENT INCOME--NET       436,573
                                                                    ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS--Note 4
  Net realized gain on investments .............................       293,727
  Net change in unrealized appreciation on investments .........     6,771,381
                                                                    ----------
                 NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS     7,065,108
                                                                    ----------
            NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $7,501,681
                                                                    ==========

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                         December 1, 1998
                                                                          Year           (commencement of
                                                                         Ended            operations) to
                                                                   December 31, 1999     December 31, 1998
                                                                  -------------------   ------------------
FROM OPERATIONS
 Investment income--net .......................................       $   436,573          $    54,377
 Net realized gain on investments .............................           293,727                   --
 Net change in unrealized appreciation on investments .........         6,771,381            1,057,920
                                                                      -----------          -----------
                                      NET INCREASE IN NET ASSETS
                                       RESULTING FROM OPERATIONS        7,501,681            1,112,297
                                                                      -----------          -----------
DISTRIBUTIONS TO SHAREHOLDERS
 From net investment income ...................................          (437,803)             (52,840)
 From realized gains ..........................................          (339,627)                  --
                                                                      -----------          -----------
                                             TOTAL DISTRIBUTIONS         (777,430)             (52,840)
                                                                      -----------          -----------
SHAREHOLDER TRANSACTIONS
 Seed money subscriptions .....................................                --           25,100,000
 Subscriptions ................................................        20,733,305                   --
 Reinvestment of distributions ................................           777,430               52,840
 Redemptions ..................................................          (106,622)                  --
                                                                      -----------          -----------
                      NET INCREASE FROM SHAREHOLDER TRANSACTIONS       21,404,113           25,152,840
                                                                      -----------          -----------
                                      NET INCREASE IN NET ASSETS       28,128,364           26,212,297
NET ASSETS
 Beginning of period ..........................................        26,212,297                   --
                                                                      -----------          -----------
 End of period ................................................       $54,340,661          $26,212,297
                                                                      ===========          ===========
CHANGE IN FUND SHARES
Shares outstanding, beginning of period .......................         1,006,046                   --
 Shares sold ..................................................           718,792            1,004,000
 Shares issued in reinvestment of distributions ...............            25,249                2,046
 Shares redeemed ..............................................            (3,386)                  --
                                                                      -----------          -----------
Shares outstanding, end of period .............................         1,746,701            1,006,046
                                                                      ===========          ===========

                       See notes to financial statements.

                              TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                              FINANCIAL HIGHLIGHTS

                                                                                          December 1, 1998
                                                                            Year          (commencement of
                                                                           Ended           operations) to
                                                                     December 31, 1999   December 31,1998(1)
                                                                    ------------------- --------------------
SELECTED PER SHARE DATA:
Net asset value, beginning of period ..............................       $ 26.05             $ 25.00
                                                                          -------             -------
Gain from investment operations:
 Net investment income ............................................          0.26                0.05
 Net realized and unrealized gain on investments ..................          5.26                1.05
                                                                          -------             -------
Total gain from investment operations .............................          5.52                1.10
                                                                          -------             -------
Distributions:
 From net investment income .......................................         (0.26)              (0.05)
 From net realized gains ..........................................         (0.20)                 --
                                                                          -------             -------
Total distributions ...............................................         (0.46)              (0.05)
                                                                          -------             -------
Net asset value, end of period ....................................       $ 31.11             $ 26.05
                                                                          =======             =======
TOTAL RETURN ......................................................         21.20%               4.41%
RATIOS AND SUPPLEMENTAL DATA
Net assets at end of period (in thousands) ........................       $54,341             $26,212
Ratio of expenses to average net assets before expense waiver .....          0.30%               0.03%
Ratio of expenses to average net assets after expense waiver ......          0.07%               0.01%
Ratio of net investment income to average net assets ..............          1.28%               0.22%
Portfolio turnover rate ...........................................         14.22%               0.00%

(1) The percentages shown for this period are not annualized.

                       See notes to financial statements.
24

                             TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION

TIAA-CREF Life Funds is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end management investment company. It currently consists of one series, the Stock Index Fund (the "Fund") which invests in a diversified portfolio selected to track the overall market for common stocks publicly traded in the United States, as represented by a broad stock market index. TIAA-CREF Life Separate Account VA-1 (the "Account") which is registered with the Commission as a unit investment trust under the 1940 Act invests in the Fund. The Account is a separate account of TIAA-CREF Life Insurance Company ("TIAA-CREF Life") which commenced operations as a legal reserve life insurance company under the insurance laws of the State of New York on December 18, 1996, and is a wholly-owned indirect subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"), also a legal reserve life insurance company which was established under the insurance laws of the State of New York in 1918.

The Fund commenced operations on December 1, 1998 when the Account purchased 4,000 shares at $25 per share, for a total of $100,000 and TIAA purchased 1,000,000 shares at $25 per share, for a total of $25,000,000. At December 31, 1999, the Account owned 729,801 shares in the Fund, with a total value of $22,704,108 and TIAA owned 1,016,900 shares in the Fund, with a total value of $31,636,553.

Teachers Advisors, Inc. ("Advisors"), an indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment advisory services for the Fund pursuant to an Investment Management Agreement between TIAA-CREF Life, Advisors and the Fund.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements may require management to make estimates and assumptions that affect the reported amounts of assets, liabilities, income, expenses and related disclosures. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund, which are in conformity with accounting principles generally accepted in the United States.

Valuation of Investments: Securities listed or traded on any United States national securities exchange are valued at the last sale price as of the close of the principal securities exchange on which such securities are traded or, if there is no sale, at the mean of the last bid and asked prices on such exchange. Securities traded only in the over-the-counter market and quoted in the NASDAQ National Market System are valued at the last sale price, or at the mean of the last bid and asked prices if no sale is reported. All other over-the-counter securities are valued at the mean of the last bid and asked prices. Short-term money market instruments are stated at market value. Portfolio securities for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Board of Trustees.

Accounting for Investments: Securities transactions are accounted for as of the date the securities are purchased or sold (trade date). Interest income is recorded as earned and, for short-term money market instruments, includes accrual of discount and amortization of premium. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are accounted for on the specific identification basis.

Federal Income Taxes: As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all taxable income each year.

NOTE 3--MANAGEMENT AGREEMENTS

Daily charges are deducted from the net assets of the Fund for investment management services provided by Advisors. The Investment Management Agreement sets the investment advisory fee at an annual rate of 0.30% of the net assets of the Fund. Currently, Advisors has agreed to waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.07% of the net assets of the Fund.

                             TIAA-CREF LIFE FUNDS
                                STOCK INDEX FUND
                   NOTES TO FINANCIAL STATEMENTS (Concluded)

NOTE 4--INVESTMENTS

At December 31, 1999, the net unrealized appreciation on investments was $7,829,301, consisting of gross unrealized appreciation of $11,128,479 and gross unrealized depreciation of $3,299,178.

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 1999, were $25,610,980 and $5,179,423, respectively.

NOTE 5--TRUSTEE FEES

The Fund pays its Trustees, who are not also officers or affiliated persons of the Fund, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees from the Fund.

                      TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
                               STOCK INDEX ACCOUNT
                          SUMMARY FINANCIAL INFORMATION
                                   (unaudited)

As of December 31, 1999:
Investments, at cost .............................................     $ 21,060,407
                                                                       ------------
 Shares held in Stock Index Fund of TIAA-CREF Life Funds .........          729,801
 Net asset value per share ("NAV") ...............................            31.11
                                                                       ------------
Investments, at value (shares x NAV) .............................       22,704,108
Other assets .....................................................          122,928
                                                                       ------------
NET ASSETS--Accumulation Fund ....................................     $ 22,827,036
                                                                       ============
Number of Accumulation Units outstanding .........................          723,457
                                                                       ============
Net asset value, per Accumulation Unit ...........................     $      31.55
                                                                       ============
For the year ended December 31, 1999:
CHANGES IN NET ASSETS:
FROM OPERATIONS
 Investment income-net ...........................................     $    302,113
 Realized gains on investments ...................................           13,768
 Net change in unrealized appreciation on investments ............        1,639,500
                                                                       ------------
                                        NET INCREASE IN NET ASSETS
                                         RESULTING FROM OPERATIONS        1,955,381
                                                                       ------------
FROM CONTRACTOWNER TRANSACTIONS
 Premiums ........................................................       20,407,270
 Net Contractowner transfers from fixed account ..................          532,628
 Withdrawals and death benefits ..................................         (172,630)
                                                                       ------------
                              NET INCREASE IN NET ASSETS RESULTING
                                   FROM CONTRACTOWNER TRANSACTIONS       20,767,268
                                                                       ------------
                                        NET INCREASE IN NET ASSETS       22,722,649
NET ASSETS
 Beginning of year ...............................................          104,387
                                                                       ------------
 End of year .....................................................     $ 22,827,036
                                                                       ============
TOTAL RETURN .....................................................            20.91%
                                                                       ============
RATIO OF EXPENSES TO AVERAGE NET ASSETS ..........................             0.30%
                                                                       ============

[TIAA CREF LOGO]

                                                          -------------------
                                                               PRESORTED
                                                                STANDARD
                                                           U.S. POSTAGE PAID
                                                               TIAA-CREF
                                                          -------------------

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